AB Municipal Income Shares

Portfolio of Investments

January 31, 2023 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 97.0%
Long-Term Municipal Bonds – 97.0%
Alabama – 2.3%
Black Belt Energy Gas District 1.00%, 02/01/2053(a)	$10,000	$10,180,037
Black Belt Energy Gas District (Goldman Sachs Group, Inc. (The)) Series 2021 4.00%, 10/01/2052	22,000	22,036,872
Series 2022-F 5.50%, 11/01/2053	15,500	16,647,603
County of Jefferson AL Sewer Revenue Series 2013-D 6.00%, 10/01/2042	11,645	12,439,641
Infirmary Health System Special Care Facilities Financing Authority of Mobile (Infirmary Health System Obligated Group) Series 2016 5.00%, 02/01/2036	5,000	5,176,554
5.00%, 02/01/2041	5,000	5,109,075
Series 2021 4.00%, 02/01/2041	3,370	3,299,025
4.00%, 02/01/2046	9,640	8,948,259
Jefferson County Board of Education/AL Series 2018 5.00%, 02/01/2039(a)	5,000	5,389,083
5.00%, 02/01/2046(a)	23,280	24,672,854
Southeast Alabama Gas Supply District (The) (Goldman Sachs Group, Inc. (The)) Series 2018-A 4.00%, 04/01/2049	13,350	13,385,120
Southeast Energy Authority A Cooperative District (Morgan Stanley) Series 2021-B 4.00%, 12/01/2051	15,000	14,951,479
Series 2022-A 1.00% (SOFR + 2.42%), 01/01/2053(a) (b)	10,000	10,330,179
5.50%, 01/01/2053	7,620	8,295,351
Sumter County Industrial Development Authority/AL (Enviva, Inc.) Series 2022 6.00%, 07/15/2052	47,065	43,147,540

		204,008,672

Alaska – 0.1%
State of Alaska International Airports System Series 2016-B 5.00%, 10/01/2033	6,500	6,904,827
5.00%, 10/01/2034	2,500	2,645,113

		9,549,940

	Principal Amount (000)	U.S. $ Value

American Samoa – 0.1%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2015-A 6.625%, 09/01/2035	$3,235	$3,409,706
Series 2018 7.125%, 09/01/2038(c)	8,315	9,282,904

		12,692,610

Arizona – 1.7%
Arizona Industrial Development Authority (Benjamin Franklin Charter School Obligated Group) Series 2023 4.43%, 07/01/2033(c)	520	520,975
5.25%, 07/01/2053(c)	1,000	979,129
5.50%, 07/01/2058(c)	1,000	993,769
Arizona Industrial Development Authority (Equitable School Revolving Fund LLC Obligated Group) Series 2020 4.00%, 11/01/2050	1,000	900,874
Series 2021 4.00%, 11/01/2051(c)	11,325	9,678,284
Arizona Industrial Development Authority (KIPP Nashville Obligated Group) Series 2022-A 5.00%, 07/01/2047	750	767,409
Arizona Industrial Development Authority (Kipp New York, Inc. Jerome Facility) Series 2021-B 4.00%, 07/01/2051	1,000	850,024
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 6.75%, 07/01/2030(c) (d) (e)	1,500	975,000
7.75%, 07/01/2050(c) (d) (e)	33,950	22,067,500
Series 2021-A 6.00%, 07/01/2051(c) (d) (e)	1,425	926,250
Arizona Industrial Development Authority (North Carolina Central University Project) BAM Series 2019 5.00%, 06/01/2049	785	845,612
5.00%, 06/01/2054	3,000	3,218,286
Arizona Industrial Development Authority (Pinecrest Academy of Nevada) Series 2020-A 4.00%, 07/15/2030(c)	1,795	1,732,053
4.00%, 07/15/2040(c)	925	805,400
Arizona Industrial Development Authority (Provident Group - EMU Properties LLC) Series 2018 5.00%, 05/01/2051	1,100	743,545
City of Glendale AZ (City of Glendale AZ COP) Series 2021 2.442%, 07/01/2032(a)	5,000	4,038,708
2.542%, 07/01/2033(a)	5,000	3,984,156

	Principal Amount (000)	U.S. $ Value

2.642%, 07/01/2034(a)	$6,795	$5,352,608
2.742%, 07/01/2035(a)	10,000	7,790,382
2.842%, 07/01/2036(a)	13,000	10,062,471
City of Tempe AZ 2.321%, 07/01/2034(a)	10,500	8,279,962
2.421%, 07/01/2035(a)	10,325	8,050,266
Glendale Industrial Development Authority (Beatitudes Campus Obligated Group (The)) Series 2017 5.00%, 11/15/2036	1,000	928,280
Glendale Industrial Development Authority (Royal Oaks Life Care Community) Series 2016 5.00%, 05/15/2039	2,700	2,603,589
Industrial Development Authority of the City of Phoenix (The) (GreatHearts Arizona Obligated Group) Series 2014 5.00%, 07/01/2044	3,875	3,904,787
Industrial Development Authority of the County of Pima (The) (La Posada at Park Centre, Inc. Obligated Group) Series 2022 5.625%, 11/15/2030(c)	9,500	9,580,595
6.875%, 11/15/2052(c)	6,500	6,749,861
7.00%, 11/15/2057(c)	2,915	3,025,338
Industrial Development Authority of the County of Pima (The) (Edkey, Inc. Obligated Group) Series 2020 5.00%, 07/01/2049(c)	6,890	6,356,364
5.00%, 07/01/2055(c)	3,700	3,337,738
Maricopa County Industrial Development Authority (Benjamin Franklin Charter School Ltd.) Series 2018-A 6.00%, 07/01/2052(c)	19,500	20,254,800
Maricopa County Industrial Development Authority (Commercial Metals Co.) Series 2022 4.00%, 10/15/2047(c)	1,500	1,267,761
Salt Verde Financial Corp. (Citigroup, Inc.) Series 2007 5.00%, 12/01/2032	1,510	1,647,160
Tempe Industrial Development Authority (Friendship Village of Tempe) Series 2019 5.00%, 12/01/2054	1,185	1,021,966
Tempe Industrial Development Authority (Mirabella at ASU, Inc.) Series 2017-A 6.125%, 10/01/2047(c)	1,065	958,441

		155,199,343

	Principal Amount (000)	U.S. $ Value

Arkansas – 0.2%
Arkansas Development Finance Authority (Baptist Memorial Health Care Obligated Group) Series 2020 5.00%, 09/01/2044	$16,250	$16,505,197
Arkansas Development Finance Authority (United States Steel Corp.) Series 2022 5.45%, 09/01/2052(c)	5,000	4,985,174

		21,490,371

California – 9.5%
Alameda Corridor Transportation Authority Series 2022-A 0.00%, 10/01/2048	17,000	8,587,181
0.00%, 10/01/2049	10,435	5,205,745
0.00%, 10/01/2050	7,345	3,655,940
ARC70 II TRUST Series 2021 4.00%, 12/01/2059	7,860	6,792,165
California Community Choice Financing Authority (Goldman Sachs Group Inc/The) Series 2021 4.00%, 10/01/2052	1,000	1,014,837
California Community Choice Financing Authority (Morgan Stanley) Series 2023 5.00%, 07/01/2053	10,150	10,865,852
Series 2023-2 10.08%, 07/01/2053(c) (f)	5,600	5,656,186
California Community College Financing Authority (NCCD-Orange Coast Properties LLC) Series 2018 5.25%, 05/01/2043	2,000	2,089,222
California Community Housing Agency (California Community Housing Agency Aster Apartments) Series 2021-A 4.00%, 02/01/2056(c)	23,800	20,912,229
California Community Housing Agency (California Community Housing Agency Brio Apartments & Next on Lex Apartments) Series 2021 4.00%, 02/01/2056(c)	35,100	30,788,035
California Community Housing Agency (California Community Housing Agency Fountains at Emerald Park) Series 2021 3.00%, 08/01/2056(c)	16,000	11,391,371
4.00%, 08/01/2046(c)	7,675	6,489,317
California Community Housing Agency (California Community Housing Agency Summit at Sausalito Apartments) Series 2021 3.00%, 02/01/2057(c)	12,380	8,775,973

	Principal Amount (000)	U.S. $ Value

California Community Housing Agency (California Community Housing Agency Twin Creek Apartments) Series 2022 Zero Coupon, 08/01/2065(c)	$119,980	$7,722,969
5.50%, 02/01/2040(c)	4,875	4,627,417
Series 2022-A 4.50%, 08/01/2052(c)	21,280	18,783,247
California Educational Facilities Authority (Chapman University) Series 2015 5.00%, 04/01/2033	4,005	4,198,446
5.00%, 04/01/2034	4,205	4,397,123
California Educational Facilities Authority (Loma Linda University) Series 2017-A 5.00%, 04/01/2031	1,000	1,083,919
5.00%, 04/01/2042	1,000	1,047,561
California Enterprise Development Authority (Rocketship Education Obligated Group) Series 2022 4.00%, 06/01/2042(c)	5,000	4,119,008
California Health Facilities Financing Authority (Children’s Hospital Los Angeles) Series 2017-A 5.00%, 08/15/2037	1,700	1,785,155
California Health Facilities Financing Authority (CommonSpirit Health) Series 2020-A 4.00%, 04/01/2044	12,500	12,065,652
California Infrastructure & Economic Development Bank (DesertXpress Enterprises LLC) Series 2023 7.75%, 01/01/2050(c)	19,775	19,796,917
California Infrastructure & Economic Development Bank (Equitable School Revolving Fund LLC Obligated Group) Series 2020-B 4.00%, 11/01/2045	850	798,022
4.00%, 11/01/2050	860	787,302
California Municipal Finance Authority (Azusa Pacific University) Series 2015-B 5.00%, 04/01/2041	2,260	2,220,155
California Municipal Finance Authority (CHF-Riverside II LLC) Series 2019 5.00%, 05/15/2039	2,030	2,098,249
5.00%, 05/15/2040	1,000	1,028,894
California Municipal Finance Authority (Community Health Centers of The Central Coast, Inc.) Series 2021-A 5.00%, 12/01/2046(c)	1,490	1,496,766

	Principal Amount (000)	U.S. $ Value

California Municipal Finance Authority (Goodwill Industries of Sacramento Valley & Northern Nevada, Inc.) Series 2012-A 6.625%, 01/01/2032(c)	$865	$864,957
Series 2014 5.00%, 01/01/2035	1,085	942,533
California Municipal Finance Authority (LAX Integrated Express Solutions LLC) Series 2018 4.00%, 12/31/2047	7,040	6,239,508
5.00%, 12/31/2043	22,210	22,679,990
5.00%, 12/31/2047	2,405	2,436,046
AGM Series 2018 4.00%, 12/31/2047	3,000	2,847,305
California Municipal Finance Authority (Partnerships to Uplift Communities Lakeview Terrace and Los Angeles Project) Series 2012-A 5.30%, 08/01/2047	1,025	971,222
California Municipal Finance Authority (Samuel Merritt University) Series 2022 5.25%, 06/01/2053	5,000	5,512,451
California Pollution Control Financing Authority (Poseidon Resources Channelside LP) Series 2012 5.00%, 11/21/2045(c)	4,675	4,683,556
Series 2019 5.00%, 11/21/2045(c)	2,000	2,027,493
California Pollution Control Financing Authority (Rialto Bioenergy Facility LLC) Series 2019 7.50%, 12/01/2040(c)	785	525,611
California Public Finance Authority (Enso Village) Series 2021 2.125%, 11/15/2027(c)	2,500	2,367,680
2.375%, 11/15/2028(c)	3,000	2,824,527
California School Finance Authority (Classical Academy Obligated Group) Series 2022 5.00%, 10/01/2052(c)	1,000	1,020,594
5.00%, 10/01/2061(c)	1,500	1,519,486
California School Finance Authority (Downtown College Prep Obligated Group) Series 2016 5.00%, 06/01/2046(c)	3,630	3,412,617
California School Finance Authority (Equitas Academy Obligated Group) Series 2018-A 5.00%, 06/01/2056(c)	8,850	8,370,009
California School Finance Authority (Lighthouse Community Public Schools Obligated Group) Series 2022 6.375%, 06/01/2052(c)	1,225	1,268,965

	Principal Amount (000)	U.S. $ Value

California School Finance Authority (Partnerships to Uplift Communities Valley Project) Series 2014-A 6.40%, 08/01/2034 (Pre-refunded/ETM)(c)	$3,000	$3,101,893
California State University 2.719%, 11/01/2052(a)	5,000	3,623,012
2.975%, 11/01/2051(a)	5,000	3,746,720
Series 2021-B 2.374%, 11/01/2035(a)	10,000	7,776,212
California Statewide Communities Development Authority (CHF-Irvine LLC) BAM Series 2021 3.00%, 05/15/2051	13,000	10,315,418
California Statewide Communities Development Authority (Enloe Medical Center Obligated Group) AGM Series 2022-A 5.25%, 08/15/2052	3,000	3,245,087
5.375%, 08/15/2057	3,720	4,030,283
California Statewide Communities Development Authority (Loma Linda University Medical Center) Series 2016-A 5.00%, 12/01/2041(c)	15,285	15,331,581
5.25%, 12/01/2056(c)	31,105	31,159,711
Series 2018 5.25%, 12/01/2038(c)	2,420	2,496,182
5.25%, 12/01/2048(c)	6,440	6,584,176
Series 2018-A 5.00%, 12/01/2033(c)	1,350	1,402,027
5.50%, 12/01/2058(c)	19,145	19,399,623
California Statewide Communities Development Authority (Moldaw Residences) Series 2014-A 5.25%, 11/01/2044(c)	1,200	1,032,755
5.375%, 11/01/2049(c)	1,000	858,091
California Statewide Communities Development Authority (NCCD-Hooper Street LLC) Series 2019 5.25%, 07/01/2049(c)	1,125	1,026,280
City of Los Angeles Department of Airports 5.00%, 05/15/2044(a)	15,415	16,245,662
Series 2020-C 5.00%, 05/15/2036(a)	10,000	10,977,361
City of Roseville CA (HP Campus Oaks Community Facilities District No. 1) Series 2016 5.50%, 09/01/2046	850	882,959

	Principal Amount (000)	U.S. $ Value

City of Vernon CA Electric System Revenue Series 2022-2 5.00%, 08/01/2039	$425	$460,820
5.00%, 08/01/2040	375	405,411
5.00%, 08/01/2041	420	452,658
CMFA Special Finance Agency (CMFA Special Finance Agency Enclave) Series 2022-A 4.00%, 08/01/2058(c)	15,000	12,264,061
CMFA Special Finance Agency (CMFA Special Finance Agency Latitude33) Series 2021-A 3.00%, 12/01/2056(c)	10,340	7,335,492
CMFA Special Finance Agency (CMFA Special Finance Agency Solana at Grand) Series 2021-A 4.00%, 08/01/2056(c)	8,650	7,593,858
CMFA Special Finance Agency VIII Elan Huntington Beach Series 2021 3.00%, 08/01/2056(c)	5,450	3,781,744
4.00%, 08/01/2047(c)	4,000	3,281,749
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 1818 Platinum Triangle-Anaheim) Series 2021 3.25%, 04/01/2057(c)	3,890	2,840,747
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 777 Place-Pomona) Series 2021 3.25%, 05/01/2057(c)	11,250	8,287,751
4.00%, 05/01/2057(c)	15,550	11,440,483
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Acacia on Santa Rosa Creek) Series 2021 4.00%, 10/01/2056(c)	10,130	8,890,110
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Altana Apartments) Series 2021 4.00%, 10/01/2056(c)	15,200	11,874,888
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Crescent) Series 2022 4.30%, 07/01/2059(c)	11,500	10,208,714
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Jefferson Platinum Triangle Apartments) Series 2021-A2 3.125%, 08/01/2056(c)	7,025	5,186,446
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Millennium South Bay-Hawthorne) Series 2021 3.25%, 07/01/2056(c)	17,380	12,464,566
4.00%, 07/01/2058(c)	6,000	4,314,014

	Principal Amount (000)	U.S. $ Value

CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Oceanaire Apartments) Series 2021 4.00%, 09/01/2056(c)	$5,000	$4,127,095
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Park Crossing Apartments) Series 2021 3.25%, 12/01/2058(c)	12,700	9,127,456
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Pasadena Portfolio) Series 2021 3.00%, 12/01/2056(c)	18,070	12,819,375
4.00%, 12/01/2056(c)	2,400	1,814,124
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Theo Apartments) Series 2021 4.00%, 05/01/2057(c)	5,400	3,991,974
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Union South Bay) Series 2021-A2 4.00%, 07/01/2056(c)	27,100	21,257,389
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Vineyard Gardens Apartments) Series 2021 3.25%, 10/01/2058(c)	5,000	3,589,370
4.00%, 10/01/2048(c)	2,000	1,500,631
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Waterscape Apartments) Series 2021-A 3.00%, 09/01/2056(c)	7,905	5,432,908
Golden State Tobacco Securitization Corp. 2.746%, 06/01/2034(a)	14,780	12,483,257
3.293%, 06/01/2042(a)	6,850	5,416,853
Series 2021 3.115%, 06/01/2038(a)	29,325	24,105,408
Series 2021 3.85%, 06/01/2050	22,000	19,927,332
Hastings Campus Housing Finance Authority Series 2020-A 5.00%, 07/01/2045(c)	7,380	6,419,230
5.00%, 07/01/2061(c)	40,600	33,341,430
M-S-R Energy Authority (Citigroup, Inc.) Series 2009-B 6.50%, 11/01/2039	17,685	22,201,374

	Principal Amount (000)	U.S. $ Value

Oakland Unified School District/Alameda County Series 2015-A 5.00%, 08/01/2030	$1,275	$1,359,950
Palomar Health (Palomar Health Obligated Group) Series 2016 5.00%, 11/01/2039	3,740	3,812,849
Series 2017 5.00%, 11/01/2042	3,125	3,193,028
River Islands Public Financing Authority Series 2022 5.75%, 09/01/2052	1,600	1,605,618
Riverside County Transportation Commission Series 2021 4.00%, 06/01/2040	1,375	1,377,181
4.00%, 06/01/2041	2,500	2,487,829
Sacramento County Water Financing Authority (Sacramento County Water Agency) NATL Series 2007-B 3.76% (LIBOR 3 Month + 0.57%), 06/01/2039(b)	33,680	30,381,674
San Diego County Regional Airport Authority Series 2021-B 4.00%, 07/01/2046	5,000	4,802,442
4.00%, 07/01/2051	10,000	9,520,846
San Diego Unified School District/CA Series 2021-N 4.00%, 07/01/2046	5,000	5,051,405
San Francisco City & County Airport Comm 3.053%, 05/01/2034(a)	3,500	2,999,938
3.183%, 05/01/2035(a)	5,500	4,715,654
3.333%, 05/01/2037(a)	2,250	1,908,861
Series 2020-E 5.00%, 05/01/2038(a)	11,000	11,918,343
San Francisco City & County Redevelopment Agency Successor Agency (Mission Bay South Public Imp) Series 2013-A 5.00%, 08/01/2031	1,000	1,009,821
San Francisco Intl Airport Series 2019-A 5.00%, 01/05/2044(a)	14,000	14,702,922
Series 2020-E 5.00%, 05/01/2037(a)	8,525	9,263,517
San Joaquin Hills Transportation Corridor Agency Series 2014-B 5.25%, 01/15/2044	1,000	1,019,086
Series 2021-A 4.00%, 01/15/2044	1,429	1,410,945
Southern California Logistics Airport Authority AGC Series 2006 5.00%, 12/01/2036	100	101,101
5.00%, 12/01/2043	1,585	1,602,459
Tobacco Securitization Authority of Northern California (Sacramento County Tobacco Securitization Corp.) Series 2021 Zero Coupon, 06/01/2060	5,050	895,411

	Principal Amount (000)	U.S. $ Value

Tobacco Securitization Authority of Southern California Series 2019 Zero Coupon, 06/01/2054	$10,480	$1,934,221
5.00%, 06/01/2039	1,555	1,673,365

		841,417,622

Colorado – 3.0%
Aurora Highlands Community Authority Board Series 2021-A 5.75%, 12/01/2051	15,000	13,800,786
Centerra Metropolitan District No 1 Series 2017 5.00%, 12/01/2037(c)	5,000	4,807,175
Series 2022 6.50%, 12/01/2053	4,350	4,421,430
City & County of Denver CO (United Airlines, Inc.) Series 2017 5.00%, 10/01/2032	645	646,832
City & County of Denver CO Airport System Revenue (Denver Intl Airport) Series 2018-A 5.00%, 12/01/2031	7,180	7,893,408
City & County of Denver CO. Airport System Revenue Series 2022-A 4.125%, 11/15/2047	14,750	14,633,904
Colorado Educational & Cultural Facilities Authority (James Irwin Educational Foundation Obligated Group) Series 2022 5.00%, 09/01/2052	850	877,325
5.00%, 09/01/2057	2,100	2,143,303
5.00%, 09/01/2062	2,000	2,025,855
Colorado Educational & Cultural Facilities Authority (Vega Collegiate Academy) Series 2021 5.00%, 02/01/2051(c)	1,700	1,521,439
5.00%, 02/01/2061(c)	1,435	1,263,566
Colorado Health Facilities Authority 5.00%, 11/01/2040(a)	4,650	4,980,565
5.00%, 11/01/2041(a)	5,075	5,406,097
5.00%, 11/01/2042(a)	3,800	4,036,442
5.25%, 11/01/2052(a)	10,000	10,568,697
Colorado Health Facilities Authority (Aberdeen Ridge, Inc. Obligated Group) Series 2021-A 5.00%, 05/15/2049	1,300	1,059,902
5.00%, 05/15/2058	3,000	2,329,347
Series 2021-B 2.125%, 05/15/2028	1,500	1,383,380

	Principal Amount (000)	U.S. $ Value

Colorado Health Facilities Authority (CommonSpirit Health) Series 2019-A 4.00%, 08/01/2037	$1,695	$1,692,259
4.00%, 08/01/2038	6,600	6,565,015
5.00%, 08/01/2044(a)	83,195	85,004,864
Series 2022 5.50%, 11/01/2047	2,500	2,710,539
Colorado Health Facilities Authority (Frasier Meadows Manor, Inc. Obligated Group) Series 2023-2 4.00%, 05/15/2048(f)	2,100	1,577,111
Colorado Health Facilities Authority (Parkview Medical Center, Inc. Obligated Group) Series 2015-B 5.00%, 09/01/2030	1,150	1,199,923
Colorado Health Facilities Authority (Sanford Obligated Group) Series 2019-A 5.00%, 11/01/2044	7,050	7,331,621
Copper Ridge Metropolitan District Series 2019 5.00%, 12/01/2039	2,345	2,199,309
5.00%, 12/01/2043	1,315	1,193,069
Douglas County Housing Partnership (Bridgewater Castle Rock ALF LLC) Series 2021 5.375%, 01/01/2041(c)	19,590	14,966,981
Four Corners Business Improvement District Series 2022 6.00%, 12/01/2052	1,500	1,400,630
Johnstown Plaza Metropolitan District Series 2022 4.25%, 12/01/2046	9,760	8,030,819
Longs Peak Metropolitan District Series 2021 5.25%, 12/01/2051(c)	5,000	4,318,707
Meridian Ranch Metropolitan District (Meridian Ranch Metropolitan District 2018 Subdistrict) Series 2022 6.25%, 12/01/2037	1,435	1,437,483
6.50%, 12/01/2042	1,105	1,108,475
6.75%, 12/01/2052	1,925	1,928,232
Plaza Metropolitan District No. 1 Series 2013 5.00%, 12/01/2040(c)	1,500	1,477,287
Pueblo Urban Renewal Authority Series 2021 4.75%, 12/01/2045(c)	8,010	6,729,710
Regional Transportation District (Denver Transit Partners LLC) Series 2020 4.00%, 07/15/2034	1,000	1,020,048
4.00%, 07/15/2035	1,180	1,190,448
5.00%, 01/15/2032	2,300	2,552,020
Riverwalk Metropolitan District No. 2 Series 2022-A 5.00%, 12/01/2042	4,000	3,674,292
5.00%, 12/01/2052	1,500	1,317,598

	Principal Amount (000)	U.S. $ Value

Sagebrush Farm Metropolitan District No 1 Series 2022-A 6.75%, 12/01/2052	$3,500	$3,508,775
Spring Hill Metropolitan District No 3 Series 2022-A 6.75%, 12/01/2052(c)	4,000	4,087,172
STC Metropolitan District No. 2 Series 2019-A 5.00%, 12/01/2038	940	912,566
5.00%, 12/01/2049	1,000	938,204
Sterling Ranch Community Authority Board (Sterling Ranch Colorado Metropolitan District No. 2) Series 2020-A 4.25%, 12/01/2050	2,250	1,799,912
Sterling Ranch Community Authority Board (Sterling Ranch Metropolitan District No 3) Series 2022 6.50%, 12/01/2042	2,215	2,269,273
6.75%, 12/01/2053	11,000	11,232,937
Vauxmont Metropolitan District AGM Series 2019 3.25%, 12/15/2050	661	563,849
AGM Series 2020 5.00%, 12/01/2033	370	418,440
5.00%, 12/01/2050	435	454,452

		270,611,473

Connecticut – 1.4%
City of New Haven CT AGM Series 2019-A 5.00%, 08/01/2039	1,650	1,783,942
Connecticut State Health & Educational Facilities Authority (Hartford HealthCare Obligated Group) Series 2020-A 4.00%, 07/01/2036	1,000	1,013,805
4.00%, 07/01/2037	1,200	1,210,838
Connecticut State Health & Educational Facilities Authority (Quinnipiac University) Series 2015-L 5.00%, 07/01/2045	5,750	5,887,679
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, Inc.) Series 2017-I1 5.00%, 07/01/2035	1,000	1,071,717
5.00%, 07/01/2037	1,095	1,159,788
Connecticut State Health & Educational Facilities Authority (Seabury Retirement Community) Series 2016-A 5.00%, 09/01/2046(c)	1,000	923,170
5.00%, 09/01/2053(c)	1,475	1,332,166

	Principal Amount (000)	U.S. $ Value

Connecticut State Health & Educational Facilities Authority (University of Hartford (The)) Series 2019 4.00%, 07/01/2044	$10,710	$9,024,304
4.00%, 07/01/2049	7,325	5,914,073
5.00%, 07/01/2033	470	490,388
5.00%, 07/01/2034	295	305,772
Connecticut State Health & Educational Facilities Authority (University of New Haven, Inc.) Series 2018 5.00%, 07/01/2034	1,000	1,029,027
Series 2018-K1 5.00%, 07/01/2028	765	796,762
5.00%, 07/01/2035	1,055	1,077,903
5.00%, 07/01/2036	2,205	2,237,168
5.00%, 07/01/2037	1,085	1,094,188
5.00%, 07/01/2038	1,980	1,990,505
State of Connecticut Series 2013-E 5.00%, 08/15/2031(a)	1,000	1,013,781
Series 2016-E 5.00%, 10/15/2034	4,595	4,980,009
Series 2016-F 5.00%, 10/15/2031	10,205	11,143,420
Series 2017-A 5.00%, 04/15/2032	6,700	7,385,440
5.00%, 04/15/2033	10,985	12,088,479
5.00%, 04/15/2034	4,855	5,327,493
Series 2018-A 5.00%, 04/15/2034	5,430	6,076,186
5.00%, 04/15/2037	2,500	2,724,457
Series 2018-C 5.00%, 06/15/2031	1,325	1,498,831
5.00%, 06/15/2032	1,775	2,003,214
5.00%, 06/15/2033	1,250	1,407,556
5.00%, 06/15/2034	1,100	1,233,506
5.00%, 06/15/2035	1,040	1,155,207
5.00%, 06/15/2038	1,000	1,086,764
Series 2018-E 5.00%, 09/15/2037	1,035	1,134,396
Series 2022-A 3.875%, 06/15/2028	5,150	5,047,226
3.975%, 06/15/2029	5,000	4,900,398
4.06%, 06/15/2030	5,000	4,896,273
4.11%, 06/15/2031	5,000	4,859,247
Town of Hamden CT (Whitney Center, Inc. Obligated Group) Series 2022-A 7.00%, 01/01/2053	3,900	4,081,180

		122,386,258

Delaware – 0.0%
Delaware River & Bay Authority Series 2021 4.00%, 01/01/2042	550	559,077

	Principal Amount (000)	U.S. $ Value

Delaware State Economic Development Authority (Newark Charter School, Inc.) Series 2020 5.00%, 09/01/2050	$1,125	$1,157,972

		1,717,049

District of Columbia – 0.6%
District of Columbia (District of Columbia International School Obligated Group) Series 2019 5.00%, 07/01/2049	1,075	1,088,288
District of Columbia (Friendship Public Charter School, Inc.) Series 2016-A 5.00%, 06/01/2041	735	746,034
5.00%, 06/01/2046	1,165	1,177,074
District of Columbia (KIPP DC Obligated Group) Series 2017-A 5.00%, 07/01/2042	3,230	3,282,688
5.00%, 07/01/2048	5,350	5,394,272
Series 2017-B 5.00%, 07/01/2037	1,465	1,508,659
5.00%, 07/01/2042	2,000	2,032,624
District of Columbia (Rocketship DC Obligated Group) Series 2021 5.00%, 06/01/2051(c)	2,945	2,774,845
5.00%, 06/01/2061(c)	3,370	3,101,666
District of Columbia Tobacco Settlement Financing Corp. Series 2006 Zero Coupon, 06/15/2055	182,000	17,068,916
Metropolitan Washington Airports Authority Aviation Revenue Series 2020-A 4.00%, 10/01/2035	1,750	1,765,375
4.00%, 10/01/2039	2,000	1,981,142
Series 2021-A 5.00%, 10/01/2046	7,400	7,870,965

		49,792,548

Florida – 5.7%
Alachua County Health Facilities Authority (Shands Teaching Hospital & Clinics Obligated Group) Series 2014-A 5.00%, 12/01/2044	1,000	1,011,606
Align Affordable Housing Bond Fund LP (SHI - Lake Worth LLC) Series 2021 3.25%, 12/01/2051(c)	26,000	22,999,369
Bexley Community Development District Series 2016 4.875%, 05/01/2047	985	920,864
Cape Coral Health Facilities Authority (Gulf Care, Inc. Obligated Group) Series 2015 5.875%, 07/01/2040(c)	1,400	1,308,101

	Principal Amount (000)	U.S. $ Value

6.00%, 07/01/2045(c)	$1,215	$1,126,223
6.00%, 07/01/2050(c)	2,895	2,645,370
Capital Projects Finance Authority/FL (CAPFA Capital Corp. 2000F) Series 2020-A 5.00%, 10/01/2026	2,000	2,058,491
5.00%, 10/01/2029	1,650	1,707,511
5.00%, 10/01/2032	1,000	1,026,177
5.00%, 10/01/2033	1,050	1,075,441
Capital Trust Agency, Inc. (Aviva Senior Life) Series 2017 5.00%, 07/01/2046(c)	1,300	1,039,276
Capital Trust Agency, Inc. (Educational Growth Fund LLC) Series 2021 3.375%, 07/01/2031(c)	1,270	1,163,466
5.00%, 07/01/2056(c)	48,050	44,599,366
Capital Trust Agency, Inc. (Team Success A School of Excellence, Inc.) Series 2020 5.00%, 06/01/2045(c)	1,615	1,430,274
5.00%, 06/01/2055(c)	2,250	1,921,789
Series 2022 5.50%, 06/01/2057(c)	3,000	2,660,248
City of Jacksonville FL (Genesis Health, Inc. Obligated Group) Series 2020 4.00%, 11/01/2039	1,650	1,652,034
4.00%, 11/01/2040	2,175	2,162,086
4.00%, 11/01/2045	7,500	7,176,444
5.00%, 11/01/2050	8,230	8,477,163
City of Lakeland FL (Lakeland Regional Health Systems Obligated Group) Series 2015 5.00%, 11/15/2040	5,610	5,723,237
City of Palmetto FL (Renaissance Arts and Education, Inc.) Series 2022 5.25%, 06/01/2052	2,955	2,997,638
5.375%, 06/01/2057	1,000	1,016,000
5.625%, 06/01/2062	3,465	3,551,557
City of South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group) Series 2017 5.00%, 08/15/2037(a)	8,405	8,887,038
5.00%, 08/15/2047(a)	6,125	6,300,919
City of Tallahassee FL (Tallahassee Memorial HealthCare, Inc.) Series 2015-A 5.00%, 12/01/2044	1,200	1,216,767
Series 2016 5.00%, 12/01/2055	3,535	3,581,330
City of Tampa FL (State of Florida Cigarette Tax Revenue) Series 2020-A Zero Coupon, 09/01/2036	700	414,509

	Principal Amount (000)	U.S. $ Value

Zero Coupon, 09/01/2037	$700	$394,606
Zero Coupon, 09/01/2040	980	465,723
Zero Coupon, 09/01/2041	1,000	445,648
Zero Coupon, 09/01/2045	1,850	639,681
Zero Coupon, 09/01/2049	1,350	377,379
County of Broward FL Airport System Revenue Series 2019-A 5.00%, 10/01/2038	3,095	3,323,674
5.00%, 10/01/2044	3,000	3,159,417
County of Broward FL Airport System Revenue (Fort Lauderdale Hollywood Intl Airport) Series 2017 5.00%, 10/01/2042	5,000	5,207,491
5.00%, 10/01/2047	2,880	2,970,850
County of Lake FL (Waterman Communities, Inc.) Series 2020 5.75%, 08/15/2050	5,000	4,481,029
5.75%, 08/15/2055	3,905	3,429,960
County of Miami-Dade FL Aviation Revenue Series 2014-A 5.00%, 10/01/2033(a)	10,000	10,270,159
Series 2015-A 5.00%, 10/01/2031	1,100	1,147,884
County of Miami-Dade Seaport Department Series 2023-A 5.00%, 10/01/2047(f)	5,000	5,271,693
5.25%, 10/01/2052(f)	2,900	3,098,960
County of Osceola FL Transportation Revenue Series 2020-A Zero Coupon, 10/01/2035	1,000	534,148
Zero Coupon, 10/01/2036	860	431,961
Zero Coupon, 10/01/2037	1,390	657,047
Zero Coupon, 10/01/2038	1,185	526,964
Zero Coupon, 10/01/2039	1,610	672,984
County of Palm Beach FL (Provident Group-PBAU Properties LLC) Series 2019 5.00%, 04/01/2039(c)	1,000	973,978
5.00%, 04/01/2051(c)	3,030	2,773,653
Florida Development Finance Corp. (Assistance Unlimited, Inc,) Series 2022 5.00%, 08/15/2032(c)	460	446,749
5.25%, 08/15/2037(c)	700	665,814
5.625%, 08/15/2042(c)	1,520	1,453,208
5.875%, 08/15/2052(c)	5,000	4,774,428
6.00%, 08/15/2057(c)	1,000	956,588
Florida Development Finance Corp. (Brightline Trains Florida LLC) Series 2020 7.375%, 01/01/2049(c)	5,500	4,961,381

	Principal Amount (000)	U.S. $ Value

Florida Development Finance Corp. (Cornerstone Charter Academy, Inc.) Series 2022 5.00%, 10/01/2032(c)	$925	$955,082
5.00%, 10/01/2042(c)	1,105	1,084,580
5.125%, 10/01/2052(c)	3,120	3,002,502
5.25%, 10/01/2056(c)	1,900	1,833,028
Florida Development Finance Corp. (Drs Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.) Series 2021 4.00%, 07/01/2051(c)	1,000	791,642
Florida Development Finance Corp. (IDEA Florida, Inc.) Series 2022 5.25%, 06/15/2029(c)	1,030	1,035,518
Florida Development Finance Corp. (Mater Academy, Inc.) Series 2020-A 5.00%, 06/15/2040	1,650	1,664,922
5.00%, 06/15/2050	4,815	4,731,431
5.00%, 06/15/2055	8,700	8,429,257
Series 2022-A 5.00%, 06/15/2047	2,310	2,288,678
Florida Development Finance Corp. (Mayflower Retirement Center, Inc. Obligated Group) Series 2020 5.25%, 06/01/2050(c)	5,000	4,631,254
5.25%, 06/01/2055(c)	5,500	5,030,292
Series 2021 4.00%, 06/01/2041(c)	830	651,573
Florida Development Finance Corp. (River City Education Obligated Group) Series 2021 4.00%, 07/01/2035	925	901,767
Series 2022 5.00%, 07/01/2042	895	921,093
5.00%, 07/01/2051	1,045	1,058,006
5.00%, 02/01/2057	575	578,007
5.00%, 07/01/2057	680	683,556
Florida Development Finance Corp. (Seaside School Consortium, Inc.) Series 2022 6.00%, 06/15/2057	7,000	7,368,595
Florida Higher Educational Facilities Financial Authority (Florida Institute of Technology, Inc.) Series 2019 4.00%, 10/01/2037	1,000	943,061
Florida Higher Educational Facilities Financial Authority (Ringling College of Art and Design, Inc.) Series 2017 5.00%, 03/01/2032	265	278,451
5.00%, 03/01/2034	2,395	2,503,915
5.00%, 03/01/2042	2,785	2,828,586

	Principal Amount (000)	U.S. $ Value

Series 2019 5.00%, 03/01/2044	$1,065	$1,084,492
5.00%, 03/01/2049	8,425	8,533,345
Florida Municipal Power Agency (Florida Municipal Power Agency All-Requirements Power Supply Project Revenue) Series 2021 1.425%, 10/01/2026	2,700	2,392,675
Greater Orlando Aviation Authority 5.00%, 10/01/2034(a)	2,000	2,198,708
5.00%, 10/01/2044(a)	13,000	13,698,564
Series 2017-A 5.00%, 10/01/2031(a)	4,350	4,710,406
5.00%, 10/01/2032(a)	1,500	1,621,968
5.00%, 10/01/2034(a)	2,150	2,304,327
5.00%, 10/01/2035(a)	3,500	3,719,949
5.00%, 10/01/2036(a)	4,000	4,230,647
Series 2019-A 5.00%, 10/01/2036(a)	5,000	5,397,918
5.00%, 10/01/2049(a)	4,500	4,706,256
5.00%, 10/01/2054(a)	4,000	4,167,733
Highlands County Health Facilities Authority (Trousdale Foundation Obligated Group) Series 2018 6.00%, 04/01/2038(d) (e)	1,530	535,500
6.25%, 04/01/2049(d) (e)	1,820	637,000
Lakewood Ranch Stewardship District (Lakewood Ranch Stewardship District Northeast Sector Project) Series 2018 5.30%, 05/01/2039	1,000	1,015,865
5.45%, 05/01/2048	1,525	1,535,593
Lee County Industrial Development Authority/FL (Cypress Cove at Healthpark Florida Obligated Group) Series 2022 5.25%, 10/01/2052	1,350	1,212,066
5.25%, 10/01/2057	3,650	3,209,160
Manatee County School District (Manatee County School District Sales Tax) AGM Series 2017 5.00%, 10/01/2030	2,700	2,957,162
Marshall Creek Community Development District Series 2015-A 5.00%, 05/01/2032	1,395	1,403,572
Martin County Health Facilities Authority (Cleveland Clinic Health System Obligated Group) Series 2019 4.00%, 01/01/2046	4,000	3,935,941
Miami Beach Health Facilities Authority (Mount Sinai Medical Center of Florida, Inc.) Series 2014 5.00%, 11/15/2039	2,000	2,031,673
Miami-Dade County Expressway Authority Series 2014-A 5.00%, 07/01/2034	4,000	4,098,379

	Principal Amount (000)	U.S. $ Value

Miami-Dade County Industrial Development Authority (AcadeMir Charter School Middle & Preparatory Academy Obligated Group) Series 2022 5.00%, 07/01/2037(c)	$525	$497,579
5.25%, 07/01/2042(c)	770	722,711
5.25%, 07/01/2052(c)	1,715	1,561,237
5.50%, 07/01/2061(c)	1,185	1,076,730
Mid-Bay Bridge Authority Series 2015-A 5.00%, 10/01/2028	1,600	1,668,451
5.00%, 10/01/2040	2,000	2,040,481
Series 2015-C 5.00%, 10/01/2035	1,750	1,797,908
5.00%, 10/01/2040	1,000	1,016,708
Middleton Community Development District A Series 2022 6.20%, 05/01/2053	3,500	3,596,974
North Broward Hospital District Series 2017-B 5.00%, 01/01/2037	4,070	4,217,513
5.00%, 01/01/2048	17,190	17,384,720
Orange County Health Facilities Authority (Presbyterian Retirement Communities, Inc. Obligated Group) Series 2023 4.00%, 08/01/2042(f)	5,750	5,074,036
Palm Beach County Educational Facilities Authority (Palm Beach Atlantic University Obligated Group) Series 2021 4.00%, 10/01/2041	1,030	964,452
4.00%, 10/01/2051	4,330	3,791,377
Palm Beach County Health Facilities Authority (ACTS Retirement-Life Communities, Inc. Obligated Group) Series 2020-B 5.00%, 11/15/2042	1,000	1,001,203
Palm Beach County Health Facilities Authority (Federation CCRC Operations Corp. Obligated Group) Series 2020 5.00%, 06/01/2055	2,880	2,626,941
Series 2022 4.25%, 06/01/2056	4,825	3,669,589
Palm Beach County Health Facilities Authority (Green Cay Life Plan Village, Inc.) Series 2022 11.50%, 07/01/2027(c)	1,800	1,759,720
Palm Beach County Health Facilities Authority (Jupiter Medical Center Obligated Group) Series 2022 5.00%, 11/01/2038	400	422,522
5.00%, 11/01/2039	685	721,237
5.00%, 11/01/2040	650	681,818
5.00%, 11/01/2041	2,330	2,440,160

	Principal Amount (000)	U.S. $ Value

5.00%, 11/01/2042	$500	$523,774
5.00%, 11/01/2047	11,835	12,262,981
5.00%, 11/01/2052	15,630	16,089,341
Pinellas County Industrial Development Authority Series 2019 5.00%, 07/01/2039	1,955	1,947,526
Polk County Industrial Development Authority (Mineral Development LLC) Series 2020 5.875%, 01/01/2033(c)	4,000	4,070,411
St. Johns County Industrial Development Authority (Presbyterian Retirement Communities, Inc. Obligated Group) Series 2020 4.00%, 08/01/2055	5,300	4,850,342
Tampa Florida Hospitals 5.00%, 07/01/2050(a)	18,325	18,933,639
Town of Davie FL Series 2013-A 5.625%, 04/01/2043 (Pre-refunded/ETM)	3,765	3,784,724
Town of Davie FL (Nova Southeastern University, Inc.) Series 2018 5.00%, 04/01/2048	24,650	25,476,993
Village Community Development District No. 13 Series 2019 3.00%, 05/01/2029	965	889,878
3.375%, 05/01/2034	1,450	1,292,132
3.55%, 05/01/2039	2,520	2,109,188
3.70%, 05/01/2050	9,620	7,505,848
Series 2020 3.50%, 05/01/2051(c)	4,885	3,604,232
Village Community Development District No. 14 Series 2022 5.50%, 05/01/2053	2,250	2,264,482
Volusia County School Board (Volusia County School Board COP) Series 2014-B 5.00%, 08/01/2031	1,625	1,677,354

		507,913,958

Georgia – 2.4%
Augusta Development Authority (AU Health System Obligated Group) Series 2018 5.00%, 07/01/2027	1,635	1,646,542
City of Atlanta GA Department of Aviation Series 2014-A 5.00%, 01/01/2033	1,820	1,862,942
Series 2019-B 5.00%, 07/01/2044	9,000	9,467,886
Series 2021-C 4.00%, 07/01/2040	2,305	2,280,174
Series 2022-B 5.00%, 07/01/2047	12,430	13,250,047
5.00%, 07/01/2052	20,000	21,183,078

	Principal Amount (000)	U.S. $ Value

Clarke County Hospital Authority (Piedmont Healthcare, Inc. Obligated Group) Series 2016 5.00%, 07/01/2031	$2,500	$2,667,489
Development Authority for Fulton County (Piedmont Healthcare, Inc. Obligated Group) Series 2016-A 5.00%, 07/01/2032	2,000	2,128,664
Development Authority of Gwinnett County (Board of Regents of the University System of Georgia Lease) Series 2017-A 5.00%, 07/01/2032(a)	1,205	1,321,017
5.00%, 07/01/2033(a)	2,370	2,593,235
5.00%, 07/01/2035(a)	4,945	5,331,296
5.00%, 07/01/2037(a)	2,335	2,490,856
Fayette County Hospital Authority/GA (Piedmont Healthcare, Inc. Obligated Group) Series 2016 5.00%, 07/01/2034	1,620	1,715,115
5.00%, 07/01/2035	6,355	6,689,935
5.00%, 07/01/2036	2,735	2,863,978
Fulton County Residential Care Facilities for the Elderly Authority (All Saints-St Luke’s Episcopal Home for the Retired Obligated Group) Series 2019 5.00%, 04/01/2047(c)	6,500	5,529,089
5.00%, 04/01/2054(c)	2,000	1,649,189
George L Smith II Congress Center Authority (Signia Hotel Management LLC) Series 2021 4.00%, 01/01/2054	1,485	1,240,370
Glynn-Brunswick Memorial Hospital Authority (Southeast Georgia Health System Obligated Group) Series 2017 5.00%, 08/01/2043	10,880	11,124,353
5.00%, 08/01/2047	1,800	1,832,172
Main Street Natural Gas, Inc. (Citadel LP) Series 2022-C 4.00%, 08/01/2052(c)	24,750	23,854,567
Main Street Natural Gas, Inc. (Royal Bank of Canada) Series 2018-A 4.00%, 04/01/2048	12,175	12,223,485
Series 2018-C 4.00%, 08/01/2048	12,245	12,314,417
Municipal Electric Authority of Georgia Series 2019 5.00%, 01/01/2038	1,235	1,299,046
5.00%, 01/01/2039	1,215	1,270,116
5.00%, 01/01/2048	2,460	2,506,830
5.00%, 01/01/2049	5,000	5,139,731
5.00%, 01/01/2056	4,655	4,770,199
5.00%, 01/01/2059	2,395	2,419,851

	Principal Amount (000)	U.S. $ Value

Series 2022 4.50%, 07/01/2063	$15,000	$15,057,417
5.00%, 07/01/2052	12,000	12,492,158
Series 2023 5.50%, 07/01/2064	10,200	10,700,656
AGM Series 2023 5.00%, 07/01/2048	1,570	1,673,832
5.00%, 07/01/2055	3,200	3,389,928
5.00%, 07/01/2064	6,055	6,339,506
Private Colleges & Universities Authority (Corp. of Mercer University (The)) Series 2021 4.00%, 10/01/2050	2,700	2,578,758

		216,897,924

Guam – 0.6%
Guam Government Waterworks Authority Series 2020-A 5.00%, 01/01/2050	3,790	3,894,205
Guam Power Authority Series 2022-A 5.00%, 10/01/2043	3,300	3,477,299
Territory of Guam Series 2019 5.00%, 11/15/2031	1,855	1,992,159
Territory of Guam (Guam Section 30 Income Tax) Series 2016-A 5.00%, 12/01/2029	1,310	1,374,240
5.00%, 12/01/2030	4,160	4,359,917
5.00%, 12/01/2032	3,545	3,706,829
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2015-D 5.00%, 11/15/2032	13,000	13,440,177
5.00%, 11/15/2033	3,570	3,683,738
5.00%, 11/15/2035	8,935	9,142,363
Series 2021-F 4.00%, 01/01/2036	4,050	4,001,877

		49,072,804

Idaho – 0.0%
Idaho Housing & Finance Association (Battelle Energy Alliance LLC) Series 2010-A 7.00%, 02/01/2036	200	200,473

Illinois – 8.9%
Chicago Board of Education Series 2012-A 5.00%, 12/01/2042	6,635	6,621,300
Series 2015-C 5.25%, 12/01/2035	2,790	2,806,944
5.25%, 12/01/2039	7,525	7,560,881
Series 2015-E 5.125%, 12/01/2032	1,000	1,005,911
Series 2016-A 7.00%, 12/01/2044	1,400	1,492,458

	Principal Amount (000)	U.S. $ Value

Series 2016-B 6.50%, 12/01/2046	$1,900	$2,022,473
Series 2017-G 5.00%, 12/01/2034	4,150	4,278,872
Series 2017-H 5.00%, 12/01/2036	900	917,972
5.00%, 12/01/2046	6,095	6,112,727
Series 2018-A 5.00%, 12/01/2026	5,430	5,646,219
5.00%, 12/01/2027	6,300	6,599,277
5.00%, 12/01/2028	5,975	6,304,935
Series 2019-A 5.00%, 12/01/2029	2,950	3,133,699
5.00%, 12/01/2030	4,120	4,337,963
Series 2019-B 5.00%, 12/01/2030	935	984,465
5.00%, 12/01/2031	1,030	1,083,303
5.00%, 12/01/2032	635	666,429
5.00%, 12/01/2033	500	523,067
Series 2021-A 5.00%, 12/01/2033	4,510	4,769,086
5.00%, 12/01/2036	1,010	1,042,716
5.00%, 12/01/2038	2,730	2,804,196
5.00%, 12/01/2039	2,000	2,046,150
5.00%, 12/01/2040	1,750	1,782,443
5.00%, 12/01/2041	5,300	5,374,935
Series 2021-B 5.00%, 12/01/2036	1,000	1,032,392
Series 2022-B 4.00%, 12/01/2041	42,765	38,769,312
Chicago O’Hare International Airport 5.25%, 01/01/2053(a)	20,000	21,360,090
Series 2015-C 5.00%, 01/01/2034	1,665	1,719,238
Series 2016-B 5.00%, 01/01/2034	5,000	5,315,793
Series 2016-C 5.00%, 01/01/2035	1,625	1,721,590
5.00%, 01/01/2038	7,625	7,972,082
Series 2017-B 5.00%, 01/01/2035	6,645	7,168,229
5.00%, 01/01/2036	12,000	12,843,438
5.00%, 01/01/2037	14,800	15,757,900
Series 2022 4.50%, 01/01/2048	10,000	10,067,246
4.625%, 01/01/2053	10,000	10,075,912
5.50%, 01/01/2055(a)	19,000	20,703,069
Chicago O’Hare International Airport (TrIPs Obligated Group) Series 2018 5.00%, 07/01/2033	645	672,897
5.00%, 07/01/2038	1,500	1,522,205
5.00%, 07/01/2048	5,000	5,012,015
Chicago Transit Authority (Chicago Transit Authority Sales Tax) Series 2020-A 4.00%, 12/01/2050(a)	12,340	11,491,614

	Principal Amount (000)	U.S. $ Value

Chicago Transit Authority Sales Tax Receipts Fund Series 2020-A 5.00%, 12/01/2045(a)	$5,000	$5,271,920
5.00%, 12/01/2055(a)	6,000	6,267,878
City of Chicago IL (Goldblatts Supportive Living Project) Series 2013 6.375%, 12/01/2052(d) (e)	1,050	664,000
Illinois Finance Authority Series 2015 5.25%, 05/15/2050 (Pre-refunded/ETM)	2,000	2,128,508
Illinois Finance Authority (Acero Charter Schools, Inc. Obligated Group) Series 2021 4.00%, 10/01/2035(c)	1,155	994,576
4.00%, 10/01/2042(c)	3,400	2,650,532
Illinois Finance Authority (Ascension Health Credit Group) Series 2016-C 5.00%, 02/15/2041	2,835	2,954,949
Illinois Finance Authority (Clark-Lindsey Village Obligated Group) Series 2022-A 4.60%, 06/01/2027	400	394,272
5.125%, 06/01/2032	350	340,493
5.25%, 06/01/2037	340	326,734
5.375%, 06/01/2042	985	942,150
5.50%, 06/01/2057	5,280	4,897,334
Illinois Finance Authority (Illinois Institute of Technology) Series 2019 4.00%, 09/01/2035	1,000	904,689
4.00%, 09/01/2037	1,130	989,382
4.00%, 09/01/2039	1,150	990,019
4.00%, 09/01/2041	1,000	836,259
5.00%, 09/01/2036	1,095	1,089,002
5.00%, 09/01/2038	2,135	2,099,454
5.00%, 09/01/2040	1,035	1,007,012
Illinois Finance Authority (Lake Forest College) Series 2022-A 5.25%, 10/01/2052	1,500	1,468,710
5.50%, 10/01/2042	1,045	1,072,158
5.50%, 10/01/2047	1,000	1,015,958
Illinois Finance Authority (Park Place of Elmhurst Obligated Group) Series 2021 5.125%, 05/15/2060	3,515	2,099,002
Illinois Finance Authority (Plymouth Place Obligated Group) Series 2022 4.75%, 11/15/2027	1,500	1,505,084
5.25%, 11/15/2027	1,525	1,530,144
6.50%, 05/15/2042	2,000	2,110,851
6.50%, 05/15/2047	2,000	2,086,514
6.625%, 05/15/2052	1,910	1,991,426
6.75%, 05/15/2058	1,765	1,847,071

	Principal Amount (000)	U.S. $ Value

Illinois Finance Authority (Rosalind Franklin University of Medicine and Science) Series 2017-A 5.00%, 08/01/2042	$1,000	$1,013,078
5.00%, 08/01/2047	2,475	2,495,211
Series 2017-C 5.00%, 08/01/2046	2,900	2,922,235
Illinois Finance Authority (Silver Cross Hospital Obligated Group) Series 2015-C 5.00%, 08/15/2035	4,750	4,890,695
Illinois Finance Authority (Washington and Jane Smith Home (The)) Series 2022 4.00%, 10/15/2044	10,890	8,739,664
Illinois Housing Development Authority Series 2022 5.67%, 12/01/2025(c)	17,000	17,139,638
7.17%, 11/01/2038	1,675	1,744,637
Illinois State Toll Highway Authority Series 2015-A 5.00%, 01/01/2031	1,500	1,592,234
5.00%, 01/01/2032	1,625	1,724,117
Series 2015-B 5.00%, 01/01/2036	2,850	3,013,611
Series 2016-B 5.00%, 01/01/2041	3,450	3,639,225
Metropolitan Pier & Exposition Authority Series 2012 Zero Coupon, 12/15/2041	9,400	3,730,952
Zero Coupon, 12/15/2051	11,385	2,547,900
Series 2015-B 5.00%, 12/15/2045	13,300	13,430,508
Series 2017-B Zero Coupon, 12/15/2054	9,850	1,865,816
Series 2020 4.00%, 06/15/2050	2,525	2,250,470
5.00%, 06/15/2050	47,895	48,613,324
State of Illinois Series 2010 7.35%, 07/01/2035	11,946	12,875,877
Series 2014 5.00%, 05/01/2023	7,185	7,223,782
5.00%, 05/01/2031	7,615	7,747,672
Series 2016 5.00%, 02/01/2024	2,525	2,578,577
5.00%, 02/01/2027	19,125	20,454,385
5.00%, 02/01/2029	5,945	6,306,683
5.00%, 11/01/2032	5,245	5,490,207
5.00%, 11/01/2035	8,000	8,294,241
Series 2017-A 5.00%, 12/01/2025	3,510	3,698,282
5.00%, 12/01/2026	6,000	6,404,516
5.00%, 12/01/2028	2,700	2,898,012
5.00%, 12/01/2034	2,585	2,726,191

	Principal Amount (000)	U.S. $ Value

Series 2017-C 5.00%, 11/01/2029	$19,335	$20,649,685
Series 2017-D 5.00%, 11/01/2024	7,395	7,658,695
5.00%, 11/01/2025	31,725	33,386,787
5.00%, 11/01/2026	26,070	27,800,086
5.00%, 11/01/2028	8,450	9,063,326
Series 2018-A 5.00%, 10/01/2027	14,590	15,710,960
5.00%, 10/01/2028	1,710	1,856,795
5.00%, 05/01/2029	5,235	5,638,015
5.00%, 10/01/2029	1,030	1,112,769
5.00%, 05/01/2030	2,185	2,343,058
Series 2018-B 5.00%, 10/01/2026	5,000	5,326,499
Series 2019-B 4.00%, 11/01/2033	9,500	9,626,344
4.00%, 11/01/2036	16,375	16,198,048
4.00%, 11/01/2037	16,920	16,568,825
5.00%, 11/01/2030	8,225	8,950,736
Series 2020 5.50%, 05/01/2030	2,750	3,103,215
5.75%, 05/01/2045	2,500	2,684,240
Series 2020-B 5.00%, 10/01/2030	2,000	2,198,361
5.00%, 10/01/2031	2,100	2,297,857
Series 2021-A 5.00%, 12/01/2030	9,955	10,951,516
5.00%, 03/01/2035	2,700	2,912,854
5.00%, 03/01/2036	3,250	3,479,333
5.00%, 03/01/2037	3,750	3,983,116
5.00%, 03/01/2046	4,000	4,112,252
Series 2022-A 5.25%, 03/01/2037	2,500	2,723,468
5.50%, 03/01/2042	12,610	13,719,850
5.50%, 03/01/2047	4,500	4,830,314
Series 2022-B 5.25%, 10/01/2037	13,000	14,178,206
Series 2022-C 5.50%, 10/01/2045	19,000	20,535,377
Village of Antioch IL Special Service Areas No. 1 & 2 Series 2016-A 4.50%, 03/01/2033	3,159	2,935,130
Series 2016-B 7.00%, 03/01/2033	1,469	1,410,560
Village of Pingree Grove IL Special Service Area No. 7 Series 2015 4.50%, 03/01/2025	333	332,662
5.00%, 03/01/2036	2,957	2,871,214
Series 2015-B 6.00%, 03/01/2036	824	829,059

		795,630,476

Indiana – 1.7%
City of Fort Wayne IN Series 2022 9.00%, 12/01/2044(c)	39,310	39,642,582
10.75%, 12/01/2029	5,305	5,299,946

	Principal Amount (000)	U.S. $ Value

Indiana Finance Authority Series 2013-A 5.00%, 07/01/2040 (Pre-refunded/ETM)	$2,400	$2,421,317
5.00%, 07/01/2044 (Pre-refunded/ETM)	6,070	6,123,913
5.00%, 07/01/2048 (Pre-refunded/ETM)	2,500	2,522,205
Indiana Finance Authority (Baptist Healthcare System Obligated Group) Series 2017 5.00%, 08/15/2051	3,905	3,990,133
Indiana Finance Authority (Brightmark Plastics Renewal Indiana LLC) Series 2019 7.00%, 03/01/2039(c)	31,440	24,173,965
Indiana Finance Authority (Good Samaritan Hospital Obligated Group) Series 2022 4.00%, 04/01/2037	2,620	2,411,097
4.00%, 04/01/2039	1,630	1,458,880
4.00%, 04/01/2041	2,305	2,022,101
4.00%, 04/01/2042	2,400	2,098,984
Indiana Finance Authority (Greencroft Goshen Obligated Group) Series 2021 4.00%, 11/15/2043	6,700	5,253,777
Series 2023-2 4.00%, 11/15/2023(f)	795	792,769
4.00%, 11/15/2024(f)	905	892,444
4.00%, 11/15/2025(f)	985	958,982
4.00%, 11/15/2028(f)	1,000	923,365
4.00%, 11/15/2029(f)	1,000	907,238
4.00%, 11/15/2037(f)	1,800	1,447,925
Indiana Finance Authority (Marquette Manor) Series 2015-A 5.00%, 03/01/2030	1,000	1,011,327
Indiana Finance Authority (Ohio Valley Electric Corp.) Series 2020 3.00%, 11/01/2030	11,725	10,532,864
Series 2020-A 3.00%, 11/01/2030	7,290	6,548,791
Series 2021-B 2.50%, 11/01/2030	5,065	4,386,396
Indiana Finance Authority (University of Evansville) Series 2022 5.00%, 09/01/2029	1,755	1,845,111
5.00%, 09/01/2030	1,845	1,947,030
5.00%, 09/01/2031	1,935	2,047,419
5.00%, 09/01/2032	2,035	2,152,522
5.25%, 09/01/2044	10,000	10,074,243
5.25%, 09/01/2057	2,010	1,963,124

	Principal Amount (000)	U.S. $ Value

Indiana Housing & Community Development Authority (Vita of Marion LLC) Series 2021-A 5.25%, 04/01/2041(c)	$1,000	$823,311

		146,673,761

Iowa – 1.2%
Iowa Finance Authority (Iowa Fertilizer Co. LLC) Series 2022 5.00%, 12/01/2050	59,970	61,180,069
Iowa Finance Authority (Lifespace Communities, Inc. Obligated Group) Series 2018-A 5.00%, 05/15/2043	8,405	7,425,639
5.00%, 05/15/2048	6,000	5,126,851
Iowa Finance Authority (Wesley Retirement Services, Inc. Obligated Group) Series 2021 4.00%, 12/01/2031	5,210	4,781,892
4.00%, 12/01/2041	7,810	6,478,459
4.00%, 12/01/2046	5,225	4,126,345
4.00%, 12/01/2051	9,340	7,148,142
Iowa Higher Education Loan Authority (Simpson College) Series 2020 5.50%, 11/01/2051	7,160	6,718,135
Iowa Tobacco Settlement Authority Series 2021-A 4.00%, 06/01/2049	4,000	3,646,991

		106,632,523

Kansas – 0.5%
City of Overland Park KS Sales Tax Revenue Series 2022 6.00%, 11/15/2034(c)	1,850	1,925,582
6.50%, 11/15/2042(c)	13,650	14,093,708
City of Topeka KS (Congregational Home Obligated Group/The) Series 2022-A 5.75%, 12/01/2033	2,865	2,899,168
6.25%, 12/01/2042	2,920	2,964,659
6.50%, 12/01/2052	6,000	6,090,671
Kansas Development Finance Authority (State of Kansas Department of Administration Lease) Series 2021-K 2.39%, 05/01/2036	8,000	6,031,391
Overland Park Development Corp. (City of Overland Park KS) Series 2019 5.00%, 03/01/2035	1,765	1,770,947
5.00%, 03/01/2037	2,070	2,074,391
5.00%, 03/01/2039	2,325	2,307,617
5.00%, 03/01/2044	1,000	977,001
5.00%, 03/01/2049	5,875	5,705,385

	Principal Amount (000)	U.S. $ Value

Wyandotte County-Kansas City Unified Government Series 2018 4.50%, 06/01/2040	$1,520	$1,397,709

		48,238,229

Kentucky – 1.9%
City of Ashland KY (Ashland Hospital Corp. Obligated Group) Series 2019 4.00%, 02/01/2035	930	937,354
City of Henderson KY (Pratt Paper LLC) Series 2022 4.45%, 01/01/2042(c)	9,000	8,665,159
County of Trimble KY (Louisville Gas and Electric Co.) Series 2020 1.30%, 09/01/2044	8,500	7,387,313
Kentucky Economic Development Finance Authority (Baptist Healthcare System Obligated Group) Series 2017-B 5.00%, 08/15/2034(a)	1,500	1,606,095
5.00%, 08/15/2035(a)	3,085	3,282,313
5.00%, 08/15/2037(a)	1,550	1,634,250
5.00%, 08/15/2041(a)	6,905	7,198,208
5.00%, 08/15/2046(a)	2,740	2,810,476
Kentucky Economic Development Finance Authority (Carmel Manor, Inc.) Series 2022 4.50%, 10/01/2027	4,000	4,009,954
Kentucky Economic Development Finance Authority (CommonSpirit Health) Series 2019-A 4.00%, 08/01/2038	1,000	994,699
4.00%, 08/01/2039	1,135	1,120,395
5.00%, 08/01/2044(a)	6,105	6,355,455
5.00%, 08/01/2049(a)	7,660	7,889,687
Kentucky Economic Development Finance Authority (Masonic Homes of Kentucky, Inc. Obligated Group) Series 2012 5.375%, 11/15/2042	1,685	1,456,944
5.50%, 11/15/2045	1,000	860,682
Series 2016-A 5.00%, 05/15/2046	1,100	879,949
5.00%, 05/15/2051	2,000	1,545,153
Kentucky Economic Development Finance Authority (Owensboro Health, Inc. Obligated Group) Series 2015 5.25%, 06/01/2050	24,090	24,421,079
Series 2017-A 5.00%, 06/01/2031	2,000	2,135,143
5.00%, 06/01/2032	3,500	3,725,161

	Principal Amount (000)	U.S. $ Value

5.00%, 06/01/2037	$4,325	$4,503,168
5.00%, 06/01/2041	4,300	4,382,209
5.00%, 06/01/2045	8,750	8,899,631
5.25%, 06/01/2041	6,750	6,979,620
Series 2017-B 5.00%, 06/01/2040	5,000	5,119,430
Kentucky Economic Development Finance Authority (Rosedale Green) Series 2015 5.50%, 11/15/2035	2,265	2,094,166
5.75%, 11/15/2045	3,350	2,994,750
Kentucky Housing Corp. (Churchill Park LLLP) Series 2022-A 4.65%, 05/01/2025(c)	2,665	2,678,146
5.75%, 11/01/2040(c)	12,370	12,708,203
Series 2022-B 6.75%, 11/01/2040(c)	2,050	2,103,270
Kentucky Public Energy Authority (Morgan Stanley) Series 2019-C 4.00%, 02/01/2050	3,170	3,178,813
Series 2022-A 4.00%, 08/01/2052(a)	10,000	9,979,987
Louisville/Jefferson County Metropolitan Government (Norton Healthcare Obligated Group) Series 2016 5.00%, 10/01/2033	8,205	8,707,080
Series 2020 5.00%, 10/01/2047	1,965	2,187,786
Series 2020-A 5.00%, 10/01/2038	965	1,021,699

		166,453,427

Louisiana – 1.1%
Jefferson Sales Tax District AGM Series 2017-B 5.00%, 12/01/2034	1,000	1,094,584
5.00%, 12/01/2036	2,400	2,608,831
Louisiana Local Government Environmental Facilities & Community Development Auth (Louisiana Utilities Restoration Corp.) Series 2022 4.475%, 08/01/2039	10,000	9,721,848
Louisiana Local Government Environmental Facilities & Community Development Auth (St. James Place of Baton Rouge) Series 2015-A 6.00%, 11/15/2035	2,100	2,099,772
Louisiana Local Government Environmental Facilities & Community Development Auth (Woman’s Hospital Foundation) Series 2017 5.00%, 10/01/2034(a)	8,985	9,633,959
5.00%, 10/01/2036(a)	8,460	8,951,539

	Principal Amount (000)	U.S. $ Value

5.00%, 10/01/2037(a)	$5,000	$5,270,289
5.00%, 10/01/2044(a)	5,155	5,336,517
Louisiana Public Facilities Authority Series 2016 5.00%, 05/15/2047 (Pre-refunded/ETM)	10	10,817
Louisiana Public Facilities Authority (Geo Prep Mid-City of Greater Baton Rouge) Series 2022 5.625%, 06/01/2037(c)	415	421,303
6.25%, 06/01/2062(c)	1,425	1,446,079
Louisiana Public Facilities Authority (Louisiana Pellets, Inc.) Series 2013-B 10.50%, 07/01/2039(d) (e) (g)	2,750	28
Series 2014-A 7.50%, 07/01/2023(d) (e) (g)	1,250	13
Louisiana Public Facilities Authority (Louisiana State University & Agricultural & Mechanical College Auxiliary Revenue) Series 2019 5.00%, 07/01/2059	10,270	10,599,523
Louisiana Public Facilities Authority (Louisiana State University & Agricultural & Mechanical College Lease) Series 2017 5.00%, 07/01/2042	1,500	1,556,148
5.00%, 07/01/2047	6,515	6,723,842
5.00%, 07/01/2052	7,300	7,488,078
5.00%, 07/01/2057	2,250	2,304,507
New Orleans Aviation Board Series 2017-B 5.00%, 01/01/2043	1,000	1,030,617
Parish of St. James LA (NuStar Logistics LP) Series 2020-2 6.35%, 07/01/2040(c)	3,990	4,334,702
Parish of St. John the Baptist LA (Marathon Oil Corp.) Series 2019 2.00%, 06/01/2037	4,855	4,846,206
2.10%, 06/01/2037	2,465	2,413,774
2.20%, 06/01/2037	3,700	3,485,988
Port New Orleans Board of Commissioners Series 2013-B 5.00%, 04/01/2029 (Pre-refunded/ETM)	540	542,102
5.00%, 04/01/2031 (Pre-refunded/ETM)	1,000	1,003,893
St Tammany Parish Finance Authority (Christwood) Series 2015 5.25%, 11/15/2037	1,050	1,026,693

		93,951,652

Maine – 0.2%
Finance Authority of Maine (Casella Waste Systems, Inc.) Series 2017 5.25%, 01/01/2025(c)	4,630	4,667,464
Series 2018-R2 4.375%, 08/01/2035(c)	1,700	1,683,184

	Principal Amount (000)	U.S. $ Value

Maine Health & Higher Educational Facilities Authority (Maine Medical Center) Series 2018-A 5.00%, 07/01/2043	$3,370	$3,510,239
5.00%, 07/01/2048	6,250	6,462,760

		16,323,647

Maryland – 2.0%
City of Baltimore MD (East Baltimore Research Park Project) Series 2017-A 5.00%, 09/01/2038	1,000	1,012,970
City of Baltimore MD (Harbor Point Special Taxing District) Series 2019 3.625%, 06/01/2046(c)	1,750	1,398,580
Series 2019-B 3.875%, 06/01/2046(c)	300	245,428
County of Frederick MD (County of Frederick MD Urbana Community Development Authority) Series 2020-C 4.00%, 07/01/2050(c)	2,615	2,276,199
Maryland Economic Development Corp. (City of Baltimore MD Port Covington Development District) Series 2020 4.00%, 09/01/2040	2,250	2,013,109
4.00%, 09/01/2050	2,500	2,088,661
Maryland Economic Development Corp. (Maryland Economic Development Corp. Morgan View & Thurgood Marshall Student Hsg) Series 2022 5.75%, 07/01/2053	2,860	3,143,287
6.00%, 07/01/2058	10,000	11,099,831
Maryland Economic Development Corp. (Purple Line Transit Partners LLC) Series 2022 5.00%, 12/31/2036	3,200	3,375,383
5.00%, 06/30/2037	2,400	2,519,424
5.00%, 12/31/2037	2,605	2,732,217
5.00%, 06/30/2038	2,920	3,061,425
5.00%, 12/31/2038	1,015	1,063,361
5.25%, 06/30/2047	26,800	27,609,419
5.25%, 06/30/2052	10,000	10,275,201
5.25%, 06/30/2055	21,720	22,254,885
Maryland Health & Higher Educational Facilities Authority (Meritus Medical Center Obligated Group) Series 2015 5.00%, 07/01/2031	3,245	3,366,323

	Principal Amount (000)	U.S. $ Value

Maryland Health & Higher Educational Facilities Authority (TidalHealth Obligated Group) Series 2020 4.00%, 07/01/2036	$2,520	$2,553,718
4.00%, 07/01/2037	2,575	2,594,752
4.00%, 07/01/2038	1,555	1,560,272
4.00%, 07/01/2040	1,645	1,637,430
5.00%, 07/01/2046	22,040	22,969,477
Maryland Health & Higher Educational Facilities Authority (UPMC Obligated Group) Series 2020-B 4.00%, 04/15/2036(a)	3,140	3,192,543
4.00%, 04/15/2037(a)	3,270	3,307,371
4.00%, 04/15/2038(a)	3,405	3,433,212
4.00%, 04/15/2039(a)	3,535	3,550,634
4.00%, 04/15/2040(a)	3,180	3,169,335
Maryland Stadium Authority (Baltimore City Public School Construction Financing Fund) Series 2020 5.00%, 05/01/2050(a)	29,840	33,543,287

		181,047,734

Massachusetts – 0.5%
Massachusetts Development Finance Agency (Emerson College) Series 2016-A 5.00%, 01/01/2047	2,220	2,254,888
Series 2017-A 5.00%, 01/01/2040	670	691,845
Massachusetts Development Finance Agency (Emmanuel College/MA) Series 2016-A 5.00%, 10/01/2043	1,760	1,790,294
Massachusetts Development Finance Agency (Lasell University) Series 2021 4.00%, 07/01/2027	250	244,745
4.00%, 07/01/2028	325	315,738
4.00%, 07/01/2029	340	327,670
4.00%, 07/01/2040	3,005	2,530,839
4.00%, 07/01/2045	2,200	1,751,231
Massachusetts Development Finance Agency (Merrimack College) Series 2022 5.00%, 07/01/2052	1,150	1,174,096
Massachusetts Development Finance Agency (Salem Community Corp. Obligated Group) Series 2022 5.25%, 01/01/2050	2,680	2,449,699
Massachusetts Development Finance Agency (Simmons University) Series 2018-L 5.00%, 10/01/2034	1,360	1,457,086
5.00%, 10/01/2035	1,000	1,062,899

	Principal Amount (000)	U.S. $ Value

Massachusetts Development Finance Agency (South Shore Hospital, Inc. Obligated Group) Series 2016-I 5.00%, 07/01/2031	$1,350	$1,426,933
5.00%, 07/01/2041	2,500	2,556,716
Massachusetts Development Finance Agency (Springfield College) Series 2021 4.00%, 06/01/2056	4,000	3,423,482
5.00%, 06/01/2026	420	441,970
5.00%, 06/01/2027	445	474,156
5.00%, 06/01/2028	1,850	1,990,797
Series 2021-B 4.00%, 06/01/2035	2,300	2,289,295
4.00%, 06/01/2050	1,700	1,496,865
Massachusetts Development Finance Agency (UMass Memorial Health Care Obligated Group) Series 2016 5.00%, 07/01/2041	1,480	1,527,814
5.00%, 07/01/2046	2,500	2,552,667
Massachusetts Development Finance Agency (Wellforce Obligated Group) Series 2013-G 5.00%, 07/01/2037	2,550	2,508,877
Series 2019-A 5.00%, 07/01/2036	1,000	1,025,625
5.00%, 07/01/2044	4,000	4,000,000
Massachusetts Port Authority Series 2021-E 5.00%, 07/01/2051	2,260	2,379,863

		44,146,090

Michigan – 1.3%
City of Detroit MI Series 2014-B 4.00%, 04/01/2044	10,000	7,523,015
Series 2018 5.00%, 04/01/2033	1,000	1,045,917
5.00%, 04/01/2034	1,250	1,303,160
5.00%, 04/01/2038	2,135	2,171,137
Series 2020 5.50%, 04/01/2045	1,690	1,748,584
5.50%, 04/01/2050	2,170	2,233,426
Series 2021-A 5.00%, 04/01/2038	1,100	1,121,615
5.00%, 04/01/2046	2,030	2,011,073
Grand Rapids Economic Development Corp. (Beacon Hill at Eastgate) Series 2017-A 5.00%, 11/01/2032	1,055	991,986
5.00%, 11/01/2037	600	543,401
Great Lakes Water Authority Water Supply System Revenue Series 2016-A 5.00%, 07/01/2046(a)	1,025	1,067,724
Series 2016-D 5.00%, 07/01/2036(a)	25,210	26,673,468

	Principal Amount (000)	U.S. $ Value

Kalamazoo Economic Development Corp. (Heritage Community of Kalamazoo Obligated Group) Series 2019 5.00%, 05/15/2037	$1,100	$1,013,208
Series 2020 5.00%, 05/15/2055	6,860	5,724,802
Kalamazoo Hospital Finance Authority Series 2016 4.00%, 05/15/2031 (Pre-refunded/ETM)	10	10,519
4.00%, 05/15/2032 (Pre-refunded/ETM)	20	21,039
4.00%, 05/15/2033 (Pre-refunded/ETM)	30	31,558
4.00%, 05/15/2036 (Pre-refunded/ETM)	65	68,376
Michigan Finance Authority (Albion College) Series 2022 4.00%, 12/01/2046	2,120	1,851,092
4.00%, 12/01/2051	2,165	1,835,176
Michigan Finance Authority (Great Lakes Water Authority Water Supply System Revenue) Series 2014-D4 5.00%, 07/01/2029	1,100	1,132,445
5.00%, 07/01/2034	1,000	1,026,131
Series 2015-D1 5.00%, 07/01/2034	2,000	2,085,563
Series 2015-D2 5.00%, 07/01/2034	3,400	3,545,457
Michigan Finance Authority (Henry Ford Health System Obligated Group) Series 2016 5.00%, 11/15/2032	3,850	4,126,686
Series 2019-A 5.00%, 11/15/2048	6,635	6,873,517
Michigan Finance Authority (Michigan Finance Authority Tobacco Settlement Revenue) Series 2020-A 4.00%, 06/01/2049	5,000	4,516,199
Michigan Finance Authority (Public Lighting Authority) Series 2014-B 5.00%, 07/01/2031	1,450	1,474,427
5.00%, 07/01/2032	3,000	3,048,903
5.00%, 07/01/2033	3,500	3,554,743
Michigan Strategic Fund (Michigan Strategic Fund - I 75 Improvement Project) Series 2018 5.00%, 06/30/2048	8,600	8,714,705
Michigan Tobacco Settlement Finance Authority (Tobacco Settlement Financing Corp./MI) Series 2008-C Zero Coupon, 06/01/2058	241,050	10,051,906
Wayne State University Series 2018-A 5.00%, 11/15/2043	4,000	4,265,508

		113,406,466

	Principal Amount (000)	U.S. $ Value

Minnesota – 0.3%
City of Ramsey MN (Pact Charter School) Series 2022-A 5.00%, 06/01/2032	$11,800	$11,811,868
City of Wayzata MN (Wayzata Bay Senior Housing, Inc.) Series 2019 5.00%, 08/01/2054	1,000	946,980
Duluth Economic Development Authority (Essentia Health Obligated Group) Series 2018-A 5.00%, 02/15/2043	2,500	2,592,939
5.00%, 02/15/2048	425	438,764
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Hmong College Prep Academy) Series 2020 5.00%, 09/01/2040	1,390	1,350,363
Minnesota Higher Education Facilities Authority (College of St. Scholastica, Inc.) Series 2019 4.00%, 12/01/2040	3,850	3,510,824
Minnesota Higher Education Facilities Authority (St. Catherine University) Series 2018-A 5.00%, 10/01/2045	1,900	1,972,044

		22,623,782

Mississippi – 0.6%
Mississippi Business Finance Corp. (Alden Group Renewable Energy Mississippi LLC) Series 2022 8.00%, 12/01/2029(h)	14,500	14,516,559
Mississippi Business Finance Corp. (Enviva, Inc.) Series 2022 7.75%, 07/15/2047	8,155	8,243,280
Mississippi Development Bank (Magnolia Regional Health Center) Series 2021 4.00%, 10/01/2041(c)	2,500	2,173,270
5.00%, 10/01/2024(c)	880	899,910
5.00%, 10/01/2026(c)	1,700	1,772,007
5.00%, 10/01/2027(c)	900	947,429
5.00%, 10/01/2028(c)	1,900	2,017,378
5.00%, 10/01/2033(c)	2,270	2,432,149
Mississippi Hospital Equipment & Facilities Authority (Baptist Memorial Health Care Obligated Group) Series 2016-A 5.00%, 09/01/2036	1,645	1,691,255
5.00%, 09/01/2041	12,130	12,289,039
5.00%, 09/01/2046	6,135	6,183,039

	Principal Amount (000)	U.S. $ Value

Mississippi Hospital Equipment & Facilities Authority (Forrest General Hospital, Inc.) Series 2019 4.00%, 01/01/2037	$720	$730,167
5.00%, 01/01/2035	1,230	1,347,256

		55,242,738

Missouri – 1.0%
Cape Girardeau County Industrial Development Authority (SoutheastHEALTH Obligated Group) Series 2017-A 5.00%, 03/01/2036	2,810	2,914,632
Series 2021 4.00%, 03/01/2041	1,170	1,069,496
Health & Educational Facilities Authority of the State of Missouri (Lutheran Senior Services Obligated Group) Series 2016-A 5.00%, 02/01/2046	1,000	957,830
Series 2019 4.00%, 02/01/2042	18,770	15,691,776
4.00%, 02/01/2048	21,850	17,527,183
5.00%, 02/01/2042	620	602,232
5.00%, 02/01/2048	2,600	2,478,792
Kansas City Industrial Development Authority Series 2019 5.00%, 07/01/2040(c)	2,980	2,613,817
Kansas City Industrial Development Authority (Kansas City United Methodist Retirement Home Obligated Group) Series 2021-A 10.00%, 11/15/2037	1,601	1,422,471
Series 2021-C 7.50%, 11/15/2046	1,279	1,007,451
Kansas City Industrial Development Authority (Kingswood Senior Living Community) Series 2021 2.00%, 11/15/2046	2,319	109,912
5.00%, 11/15/2046	5,196	3,980,574
Lee’s Summit Industrial Development Authority (John Knox Village Obligated Group) Series 2014-A 5.25%, 08/15/2039	2,330	2,204,306
Series 2016-A 5.00%, 08/15/2036	1,300	1,217,256
5.00%, 08/15/2046	1,760	1,545,609
5.00%, 08/15/2051	1,000	861,725
Series 2018 5.00%, 08/15/2042	6,940	6,258,348
Series 2021-A 5.00%, 08/15/2056	10,000	8,474,270
Missouri Joint Municipal Electric Utility Commission Series 2014 5.00%, 01/01/2031	3,240	3,355,692

	Principal Amount (000)	U.S. $ Value

St. Louis County Industrial Development Authority (Friendship Village St. Louis Obligated Group) Series 2018 5.25%, 09/01/2053	$7,560	$6,977,619
St. Louis County Industrial Development Authority (St. Andrews Resources for Seniors Obligated Group) Series 2015-A 5.00%, 12/01/2035	2,000	1,968,257
5.125%, 12/01/2045	4,500	4,298,619

		87,537,867

Montana – 0.0%
Montana Facility Finance Authority (Benefis Health System Obligated Group) Series 2016 5.00%, 02/15/2034	1,085	1,145,722

Nebraska – 0.2%
Central Plains Energy Project (Goldman Sachs Group, Inc. (The)) Series 2017-A 5.00%, 09/01/2034	1,510	1,677,918
5.00%, 09/01/2036	13,035	14,210,300
5.00%, 09/01/2037	5,410	5,847,360

		21,735,578

Nevada – 0.5%
Carson City NV (Carson Tahoe Regional Healthcare) Series 2017 5.00%, 09/01/2037	1,160	1,201,193
5.00%, 09/01/2047	2,775	2,857,686
City of Reno NV (County of Washoe NV Sales Tax Revenue) Series 2018-C Zero Coupon, 07/01/2058(c)	25,500	3,237,432
City of Sparks NV (City of Sparks NV Sales Tax) Series 2019-A 2.75%, 06/15/2028(c)	3,540	3,216,418
Clark County School District Series 2017-C 5.00%, 06/15/2033	5,775	6,381,548
5.00%, 06/15/2034	5,000	5,491,597
5.00%, 06/15/2035	2,635	2,880,267
5.00%, 06/15/2036	3,700	3,706,923
AGM Series 2019-B 3.00%, 06/15/2037	5,185	4,636,043
Las Vegas Redevelopment Agency Series 2016 5.00%, 06/15/2040	1,800	1,856,886
State of Nevada Department of Business & Industry (Fulcrum Sierra Biofuels LLC) Series 2018 6.95%, 02/15/2038(c)	1,890	1,725,799

	Principal Amount (000)	U.S. $ Value

Tahoe-Douglas Visitors Authority Series 2020 5.00%, 07/01/2040	$2,250	$2,296,438
5.00%, 07/01/2045	2,800	2,843,415
5.00%, 07/01/2051	3,000	3,025,141

		45,356,786

New Hampshire – 0.3%
New Hampshire Business Finance Authority Series 2022-2 0.35%, 09/20/2036	25,000	611,665
New Hampshire Business Finance Authority (Covanta Holding Corp.) Series 2020-A 3.625%, 07/01/2043(c)	1,960	1,551,465
Series 2020-B 3.75%, 07/01/2045(c)	3,525	2,839,232
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Obligated Group) Series 2020-A 5.00%, 08/01/2059	18,120	19,773,419

		24,775,781

New Jersey – 5.5%
Camden County Improvement Authority (The) (KIPP Cooper Norcross Obligated Group) Series 2022 6.00%, 06/15/2047	1,030	1,108,334
6.00%, 06/15/2062	5,075	5,367,897
Essex County Improvement Authority (North Star Academy Charter School of Newark, Inc.) Series 2020 4.00%, 07/15/2050(c)	1,260	1,095,274
New Jersey Economic Development Authority Series 2013 5.00%, 03/01/2030 (Pre-refunded/ETM)	3,455	3,462,153
Series 2017-D 5.00%, 06/15/2033	2,870	3,099,924
5.00%, 06/15/2042	4,650	4,811,098
Series 2018-A 5.00%, 06/15/2042	4,385	4,552,659
5.00%, 06/15/2047	1,500	1,552,548
Series 2021-Q 4.00%, 06/15/2038	1,050	1,056,567
New Jersey Economic Development Authority (Lutheran Social Ministries at Crane’s Mill, Inc.) Series 2018 5.00%, 01/01/2034	1,500	1,436,617
5.00%, 01/01/2039	2,500	2,301,184
5.00%, 01/01/2049	1,000	861,100
New Jersey Economic Development Authority (New Jersey Transit Corp. State Lease) Series 2020 4.00%, 11/01/2044	3,450	3,347,158
5.00%, 11/01/2033	3,770	4,215,134

	Principal Amount (000)	U.S. $ Value

New Jersey Economic Development Authority (NYNJ Link Borrower LLC) Series 2013 5.125%, 01/01/2034	$6,045	$6,115,623
New Jersey Economic Development Authority (Port Newark Container Terminal LLC) Series 2017 5.00%, 10/01/2037	3,450	3,508,569
5.00%, 10/01/2047	7,210	7,242,240
New Jersey Economic Development Authority (State of New Jersey Department of the Treasury Lease) Series 2019 5.00%, 06/15/2030	2,990	3,404,179
5.00%, 06/15/2035	2,750	3,030,689
5.00%, 06/15/2037	2,000	2,156,752
New Jersey Economic Development Authority (State of New Jersey Division of Property Management & Construction Lease) Series 2018-C 5.00%, 06/15/2042	7,085	7,355,892
New Jersey Economic Development Authority (State of New Jersey Motor Vehicle Surcharge Revenue Lease) Series 2017-A 5.00%, 07/01/2033	1,640	1,760,552
New Jersey Economic Development Authority (UMM Energy Partners LLC) Series 2012-A 5.125%, 06/15/2043	735	735,293
New Jersey Economic Development Authority (United Airlines, Inc.) Series 2012 5.25%, 09/15/2029	8,270	8,357,373
Series 2014-B 5.625%, 11/15/2030	1,475	1,509,963
New Jersey Educational Facilities Authority (Stevens Institute of Technology International, Inc.) Series 2020-A 4.00%, 07/01/2050	1,805	1,648,165
5.00%, 07/01/2045	4,460	4,633,631
New Jersey Health Care Facilities Financing Authority Series 2017 5.00%, 10/01/2035	1,070	1,145,913
New Jersey Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group) Series 2017-A 5.00%, 07/01/2035	1,300	1,412,179
New Jersey Health Care Facilities Financing Authority (Inspira Health Obligated Group) Series 2017-A 5.00%, 07/01/2036	1,000	1,056,180
5.00%, 07/01/2042	7,645	7,899,952

	Principal Amount (000)	U.S. $ Value

New Jersey Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group) Series 2014 5.00%, 07/01/2044	$2,040	$2,072,471
New Jersey Transportation Trust Fund Authority Series 2014-A 5.00%, 06/15/2038	1,000	1,012,533
Series 2015-A 5.00%, 06/15/2045	8,450	8,604,592
Series 2018-A 5.00%, 12/15/2030	2,000	2,239,639
5.00%, 12/15/2032	1,000	1,111,372
5.00%, 12/15/2033	29,040	32,049,639
5.00%, 12/15/2034	7,135	7,799,970
5.00%, 12/15/2035	5,230	5,668,239
5.00%, 12/15/2036	10,000	10,738,835
Series 2019 5.00%, 06/15/2034	1,000	1,096,974
5.00%, 06/15/2038	2,670	2,836,108
5.00%, 12/15/2039	2,500	2,661,398
5.00%, 06/15/2046	2,325	2,422,186
Series 2019-B 4.00%, 06/15/2037	770	777,324
5.00%, 06/15/2032	3,480	3,871,549
Series 2021-A 5.00%, 06/15/2032	3,070	3,545,753
5.00%, 06/15/2033	2,565	2,936,431
Series 2022-A 5.00%, 06/15/2030	7,500	8,607,153
5.00%, 06/15/2032	7,500	8,783,343
5.00%, 06/15/2033	4,615	5,352,486
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2024	3,130	3,226,550
5.00%, 06/15/2027	1,000	1,078,260
5.00%, 06/15/2028	21,660	23,336,828
5.00%, 06/15/2029	13,435	14,451,704
5.00%, 06/15/2030	6,000	6,437,204
Series 2018-A 5.00%, 06/15/2029	1,910	2,054,541
5.00%, 06/15/2030	24,975	26,794,861
5.00%, 06/15/2031	12,000	12,842,040
New Jersey Turnpike Authority Series 2015-E 5.00%, 01/01/2033	8,400	8,805,581
5.00%, 01/01/2045	7,000	7,200,551
Series 2017-B 5.00%, 01/01/2032	8,540	9,603,792
5.00%, 01/01/2033	5,000	5,598,473
Series 2019-A 5.00%, 01/01/2048	11,320	12,040,507
South Jersey Transportation Authority Series 2022 4.625%, 11/01/2047	5,000	5,085,724
Tobacco Settlement Financing Corp./NJ Series 2018-A 5.00%, 06/01/2031	1,425	1,537,835
Series 2018-B 5.00%, 06/01/2046	131,000	132,270,268

		487,793,506

	Principal Amount (000)	U.S. $ Value

New Mexico – 0.2%
City of Santa Fe NM (El Castillo Retirement Residences Obligated Group) Series 2019 5.00%, 05/15/2039	$480	$437,954
5.00%, 05/15/2044	500	435,420
5.00%, 05/15/2049	1,200	1,015,656
New Mexico Hospital Equipment Loan Council (Haverland Carter Lifestyle Obligated Group) Series 2019 5.00%, 07/01/2039	1,875	1,664,671
5.00%, 07/01/2049	17,260	14,389,443
Winrock Town Center Tax Increment Development District No. 1 Series 2022 4.25%, 05/01/2040(c)	2,750	2,338,238

		20,281,382

New York – 7.7%
Build NYC Resource Corp. (Albert Einstein College of Medicine, Inc.) Series 2016 5.50%, 09/01/2045(c)	33,290	33,678,771
Build NYC Resource Corp. (Integration Charter Schools) Series 2021 4.00%, 06/01/2025(c)	355	338,628
Build NYC Resource Corp. (Kipp NYC Public Charter Schools) Series 2023 5.25%, 07/01/2052	2,000	2,105,968
5.25%, 07/01/2057	2,000	2,090,669
5.25%, 07/01/2062	2,500	2,592,101
Build NYC Resource Corp. (Metropolitan College of New York) Series 2014 5.25%, 11/01/2034	2,240	2,228,172
City of New York NY Series 2018-E 5.00%, 03/01/2037(a)	7,500	8,183,929
5.00%, 03/01/2038(a)	10,000	10,878,511
Series 2020-A 5.00%, 08/01/2032	2,875	3,418,574
5.00%, 08/01/2033	1,500	1,772,326
Dutchess County Local Development Corp. (Bard College) Series 2020-A 5.00%, 07/01/2045(c)	11,500	11,241,781
5.00%, 07/01/2051(c)	13,000	12,485,279
Dutchess County Local Development Corp. (Nuvance Health Obligated Group) Series 2016-B 5.00%, 07/01/2046	13,520	13,684,967

	Principal Amount (000)	U.S. $ Value

Hempstead Town Local Development Corp. (Evergreen Charter School, Inc.) Series 2022-A 5.25%, 06/15/2052	$10,000	$9,940,043
5.50%, 06/15/2057	7,350	7,408,351
Metropolitan Transportation Authority Series 2013-D 5.00%, 11/15/2043	2,000	2,002,936
Series 2013-E 5.00%, 11/15/2032	4,425	4,467,582
Series 2015-B 5.00%, 11/15/2032	3,715	3,798,860
Series 2015-C 5.00%, 11/15/2027	1,110	1,144,959
5.25%, 11/15/2030	4,000	4,145,740
Series 2015-D 5.00%, 11/15/2031	1,350	1,388,557
5.00%, 11/15/2032	5,135	5,278,926
5.00%, 11/15/2034	5,430	5,566,327
Series 2016-A 5.00%, 11/15/2026	2,150	2,289,285
5.00%, 11/15/2032	3,440	3,562,972
Series 2016-C 4.00%, 11/15/2026	1,705	1,752,023
Series 2016-D 5.00%, 11/15/2027	5,695	5,999,734
5.00%, 11/15/2029	1,750	1,839,363
Series 2017-A 5.00%, 11/15/2026	1,525	1,623,795
Series 2017-B 5.00%, 11/15/2027	1,185	1,275,848
Series 2017-C 5.00%, 11/15/2025	1,450	1,524,422
5.00%, 11/15/2026	2,340	2,491,594
5.00%, 11/15/2028	12,930	13,739,079
5.00%, 11/15/2029	16,435	17,447,179
5.00%, 11/15/2033	2,020	2,132,488
5.00%, 11/15/2034	6,810	7,172,568
Series 2017-D 4.00%, 11/15/2042	1,000	927,463
Series 2018-B 5.00%, 11/15/2028	1,340	1,447,502
Series 2019-A 5.00%, 11/15/2048	3,075	3,151,505
Series 2019-C 5.00%, 11/15/2038	380	399,151
Series 2020-A 4.00%, 11/15/2051	1,625	1,437,860
5.00%, 11/15/2045	4,740	5,177,591
5.00%, 11/15/2047	2,630	2,701,343
5.00%, 11/15/2049	2,000	2,049,478
Series 2020-C 4.75%, 11/15/2045	34,875	34,781,141
5.00%, 11/15/2050	8,750	8,964,000
5.25%, 11/15/2055	2,000	2,076,681
Series 2020-D 4.00%, 11/15/2047	2,345	2,109,116
4.00%, 11/15/2048	7,150	6,403,034

	Principal Amount (000)	U.S. $ Value

4.00%, 11/15/2049	$6,425	$5,734,772
5.00%, 11/15/2043	5,000	5,188,895
Series 2020-E 4.00%, 11/15/2045	3,000	2,734,805
5.00%, 11/15/2029	1,800	1,953,433
5.00%, 11/15/2030	2,345	2,552,571
5.00%, 11/15/2032	1,250	1,367,700
5.00%, 11/15/2033	1,500	1,634,178
Series 2021-A 4.00%, 11/15/2042	2,000	1,855,623
4.00%, 11/15/2043	2,000	1,847,954
4.00%, 11/15/2044	2,500	2,294,087
4.00%, 11/15/2046	3,840	3,477,067
4.00%, 11/15/2047	10,000	8,994,096
4.00%, 11/15/2048	1,285	1,150,755
4.00%, 11/15/2050	8,000	7,117,545
Monroe County Industrial Development Corp./NY (St Ann’s of Greater Rochester Obligated Group) Series 2019 5.00%, 01/01/2050	6,520	5,369,504
Monroe County Industrial Development Corp./NY (True North Rochester Prep Charter School) Series 2020 5.00%, 06/01/2059(c)	1,080	1,086,987
Monroe County Industrial Development Corp/NY (Academy of Health Sciences Charter School) Series 2022 5.875%, 07/01/2052(c)	2,000	2,004,177
6.00%, 07/01/2057(c)	1,615	1,618,350
Nassau County Industrial Development Agency (Amsterdam House Continuing Care Retirement Community, Inc.) Series 2021 5.00%, 01/01/2058	525	258,854
9.00%, 01/01/2041(c)	270	226,813
New York City Housing Development Corp. Series 2020 2.55%, 08/01/2040	3,645	2,933,768
New York City Transitional Finance Authority Future Tax Secured Revenue Series 2022-F 3.75%, 02/01/2033	13,000	12,023,404
3.85%, 02/01/2034	3,955	3,654,858
New York Counties Tobacco Trust V Series 2005 Zero Coupon, 06/01/2050	30,000	4,365,354
New York Liberty Development Corp. (Goldman Sachs Headquarters LLC) Series 2005 5.25%, 10/01/2035	5,765	6,639,084
New York Liberty Development Corp. (One Bryant Park LLC) Series 2019 2.80%, 09/15/2069	2,620	2,402,822
New York State Dormitory Authority (Garnet Health Medical Center Obligated Group) Series 2017 5.00%, 12/01/2030(c)	1,200	1,234,085

	Principal Amount (000)	U.S. $ Value

5.00%, 12/01/2031(c)	$1,000	$1,027,650
5.00%, 12/01/2034(c)	2,000	2,028,825
New York State Dormitory Authority (Montefiore Obligated Group) Series 2018 5.00%, 08/01/2035	2,085	2,130,501
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2021 2.202%, 03/15/2034(a)	13,000	10,586,897
2.252%, 03/15/2032(a)	13,000	10,985,918
New York State Dormitory Authority (Wagner College) Series 2022 5.00%, 07/01/2057	14,965	14,976,231
New York State Thruway Authority (New York State Thruway Authority Gen Toll Road) Series 2016-A 5.00%, 01/01/2041	3,800	3,969,113
New York Transportation Development Corp. (Delta Air Lines, Inc.) Series 2018 5.00%, 01/01/2027	17,365	18,030,536
5.00%, 01/01/2028	15,300	16,026,583
5.00%, 01/01/2029	18,660	19,542,196
Series 2020 4.00%, 10/01/2030	19,325	19,373,438
4.375%, 10/01/2045	43,850	41,529,261
New York Transportation Development Corp. (Empire State Thruway Partners LLC) Series 2021 4.00%, 04/30/2053	2,670	2,281,882
New York Transportation Development Corp. (JFK International Air Terminal LLC) Series 2022 5.00%, 12/01/2038	10,000	10,493,315
5.00%, 12/01/2039	2,500	2,608,744
5.00%, 12/01/2041	1,500	1,549,626
New York Transportation Development Corp. (Laguardia Gateway Partners LLC) Series 2016-A 5.00%, 07/01/2041	15,840	15,929,990
5.00%, 07/01/2046	17,215	17,223,542
5.25%, 01/01/2050	13,885	13,924,020
Niagara Area Development Corp. (Covanta Holding Corp.) Series 2018-A 4.75%, 11/01/2042(c)	6,045	5,502,539
Orange County Funding Corp. (The Hamlet at Wallkill) Series 2013 6.50%, 01/01/2046	1,020	834,797
Port Authority of New York & New Jersey Series 2013-178 5.00%, 12/01/2033	5,000	5,073,972

	Principal Amount (000)	U.S. $ Value

Series 2021 3.175%, 07/15/2060	$10,000	$7,153,829
Triborough Bridge & Tunnel Authority 5.25%, 05/15/2057(a)	10,000	11,175,414
Series 2020-A 5.00%, 11/15/2054	3,000	3,251,166
Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue) Series 2021-A 2.591%, 05/15/2036(a)	4,000	3,114,233
2.917%, 05/15/2040(a)	10,000	7,562,237
Series 2022-C 5.00%, 05/15/2047(a)	10,000	11,000,098
5.25%, 05/15/2052(a)	10,000	11,223,920
TSASC, Inc./NY Series 2017-A 5.00%, 06/01/2041	1,560	1,601,228
Ulster County Capital Resource Corp. (Woodland Pond at New Paltz) Series 2017 5.00%, 09/15/2037	860	712,350
5.25%, 09/15/2042	365	296,377
5.25%, 09/15/2047	625	487,127
5.25%, 09/15/2053	1,340	1,008,071
Westchester County Local Development Corp. (Purchase Senior Learning Community Obligated Group) Series 2021 3.125%, 07/01/2025(c)	6,790	6,607,496
Westchester County Local Development Corp. (Westchester County Health Care Corp. Obligated Group) Series 2016 5.00%, 11/01/2046	7,055	6,836,765
Western Regional Off-Track Betting Corp. Series 2021 3.00%, 12/01/2026(c)	1,070	977,642

		684,677,242

North Carolina – 0.3%
Fayetteville State University Series 2023 5.00%, 04/01/2027(c)	415	442,678
5.00%, 04/01/2028(c)	455	491,123
5.00%, 04/01/2029(c)	500	545,786
5.00%, 04/01/2030(c)	545	599,636
5.00%, 04/01/2031(c)	600	664,865
5.00%, 04/01/2034(c)	770	860,545
5.00%, 04/01/2036(c)	900	981,704
5.00%, 04/01/2037(c)	970	1,047,475
5.00%, 04/01/2040(c)	1,205	1,279,219
5.00%, 04/01/2042(c)	1,380	1,453,650

	Principal Amount (000)	U.S. $ Value

Greater Asheville Regional Airport Authority AGM Series 2022-A 5.50%, 07/01/2047	$2,880	$3,186,020
5.50%, 07/01/2052	5,000	5,496,376
North Carolina Medical Care Commission (Aldersgate United Methodist Retirement Community, Inc.) Series 2015 4.875%, 07/01/2040	5,000	4,568,667
5.00%, 07/01/2045	1,000	899,154
North Carolina Medical Care Commission (Pennybyrn at Maryfield) Series 2015 5.00%, 10/01/2030	2,250	2,251,980
North Carolina Medical Care Commission (Sharon Towers) Series 2019-A 5.00%, 07/01/2044	1,000	955,653
North Carolina Turnpike Authority Series 2018 5.00%, 01/01/2040	5,000	5,275,167

		30,999,698

North Dakota – 0.2%
City of Grand Forks ND (Altru Health System Obligated Group) Series 2021 4.00%, 12/01/2040	1,875	1,794,801
4.00%, 12/01/2041	1,865	1,748,478
5.00%, 12/01/2034	2,045	2,258,650
County of Grand Forks ND (Red River Biorefinery LLC) Series 2021 6.625%, 12/15/2031(c) (d) (e)	5,195	2,857,250
7.00%, 12/15/2043(c) (d) (e)	5,390	2,964,500
County of Ward ND (Trinity Health Obligated Group) Series 2017-C 5.00%, 06/01/2048	5,000	4,667,873
5.00%, 06/01/2053	5,230	4,824,671

		21,116,223

Ohio – 4.0%
Akron Bath Copley Joint Township Hospital District (Summa Health System Obligated Group) Series 2020 3.00%, 11/15/2040	4,500	3,570,874
4.00%, 11/15/2036	1,000	969,549
4.00%, 11/15/2037	800	760,559
4.00%, 11/15/2038	750	706,404
American Municipal Power, Inc. Series 2016-A 5.00%, 02/15/2041	6,000	6,223,473
5.00%, 02/15/2046	4,000	4,123,456
Buckeye Tobacco Settlement Financing Authority Series 2020-A 4.00%, 06/01/2048	10,000	9,191,558
Series 2020-B 5.00%, 06/01/2055	175,755	167,585,451

	Principal Amount (000)	U.S. $ Value

City of Chillicothe OH (Adena Health System Obligated Group) Series 2017 5.00%, 12/01/2037	$3,765	$3,924,327
5.00%, 12/01/2047	3,735	3,762,467
County of Allen/OH Hospital Facilities Revenue (Bon Secours Mercy Health, Inc.) Series 2020 4.00%, 12/01/2040	10,390	10,302,091
County of Cuyahoga OH (MetroHealth System (The)) Series 2017 5.00%, 02/15/2042	6,490	6,569,223
5.00%, 02/15/2052	5,680	5,542,892
5.25%, 02/15/2047	12,860	12,987,171
County of Franklin OH (First Community Village Obligated Group) Series 2019 5.00%, 07/01/2049	3,855	3,315,292
County of Hamilton OH (UC Health Obligated Group) Series 2020 5.00%, 09/15/2050	18,425	18,623,925
County of Hardin OH (Ohio Northern University) Series 2020 5.25%, 05/01/2040	500	457,487
5.50%, 05/01/2050	1,000	901,126
County of Marion OH (United Church Homes, Inc. Obligated Group) Series 2019 5.125%, 12/01/2049	2,210	1,977,843
County of Montgomery OH (Trousdale Foundation Obligated Group) Series 2018 6.00%, 04/01/2038(c) (d) (e)	2,000	700,000
Series 2018-A 6.25%, 04/01/2049(c) (d) (e)	10,105	3,536,750
County of Ross OH (Adena Health System Obligated Group) Series 2019 5.00%, 12/01/2049	6,000	6,029,496
County of Washington OH (Marietta Area Health Care, Inc. Obligated Group) Series 2022 6.625%, 12/01/2042	10,000	10,238,655
6.75%, 12/01/2052	31,710	32,203,747
Ohio Air Quality Development Authority (American Electric Power Co., Inc.) Series 2019 2.40%, 12/01/2038	1,030	937,071
Ohio Air Quality Development Authority (Ohio Valley Electric Corp.) Series 2019 3.25%, 09/01/2029	1,780	1,653,359

	Principal Amount (000)	U.S. $ Value

Ohio Higher Educational Facility Commission (John Carroll University) Series 2022 4.00%, 10/01/2052	$6,000	$5,158,799
Ohio Higher Educational Facility Commission (Kenyon College) Series 2020 5.00%, 07/01/2038	2,520	2,746,612
5.00%, 07/01/2039	2,635	2,859,142
5.00%, 07/01/2042	4,535	4,885,374
Port of Greater Cincinnati Development Authority Series 2021 4.375%, 06/15/2056	3,480	3,368,130
Toledo-Lucas County Port Authority (ParkUToledo Inc) Series 2021 4.00%, 01/01/2057	6,500	4,998,592
Toledo-Lucas County Port Authority (ParkUToledo, Inc.) Series 2021 4.00%, 01/01/2041	3,000	2,583,586
4.00%, 01/01/2043	2,000	1,691,205
4.00%, 01/01/2046	2,000	1,645,777
4.00%, 01/01/2051	8,500	6,692,116

		353,423,579

Oklahoma – 1.0%
Oklahoma Development Finance Authority (Oklahoma City University Obligated Group) Series 2019 5.00%, 08/01/2044	7,650	7,700,476
5.00%, 08/01/2049	12,780	12,805,809
Oklahoma Development Finance Authority (OU Medicine Obligated Group) Series 2018-B 5.25%, 08/15/2043	11,545	10,915,989
5.25%, 08/15/2048	7,500	6,890,354
5.50%, 08/15/2052	5,615	5,438,803
5.50%, 08/15/2057	21,080	20,203,030
Series 2022-A 5.50%, 08/15/2037	10,000	9,758,204
5.50%, 08/15/2041	11,995	11,901,826

		85,614,491

Oregon – 0.2%
Clackamas County Hospital Facility Authority (Rose Villa, Inc. Obligated Group) Series 2020-A 5.125%, 11/15/2040	750	718,281
5.375%, 11/15/2055	2,940	2,724,985
Medford Hospital Facilities Authority (Asante Health System Obligated Group) Series 2020-A 5.00%, 08/15/2045(a)	4,500	4,796,630
5.00%, 08/15/2050(a)	5,500	5,826,036
Oregon State Facilities Authority (Samaritan Health Services, Inc. Obligated Group) Series 2020 5.00%, 10/01/2040	1,750	1,823,728

	Principal Amount (000)	U.S. $ Value

Yamhill County Hospital Authority (Friendsview Manor Obligated Group) Series 2021-B 1.75%, 11/15/2026	$950	$879,364

		16,769,024

Pennsylvania – 6.3%
Allegheny County Hospital Development Authority (Allegheny Health Network Obligated Group) Series 2018-A 5.00%, 04/01/2034	10,135	11,033,232
5.00%, 04/01/2035	12,500	13,507,659
5.00%, 04/01/2036	10,900	11,677,231
Allentown Neighborhood Improvement Zone Development Authority Series 2017 5.00%, 05/01/2042(c)	2,270	2,136,071
Series 2018 5.00%, 05/01/2033(c)	1,750	1,760,251
5.375%, 05/01/2042(c)	2,500	2,449,244
Series 2022 5.25%, 05/01/2042(c)	11,545	11,382,897
Berks County Industrial Development Authority (Highlands at Wyomissing (The)) Series 2018 5.00%, 05/15/2048	1,000	953,045
Berks County Industrial Development Authority (Tower Health Obligated Group) Series 2017 5.00%, 11/01/2047	8,925	6,172,946
5.00%, 11/01/2050	9,270	6,308,408
Berks County Municipal Authority (The) (Tower Health Obligated Group) Series 2012-A 4.50%, 11/01/2041	4,050	2,664,465
Series 2020-B 5.00%, 02/01/2040	7,000	6,626,887
Bucks County Industrial Development Authority (Grand View Hospital/Sellersville PA Obligated Group) Series 2021 4.00%, 07/01/2051	7,550	5,803,430
5.00%, 07/01/2031	1,150	1,216,865
5.00%, 07/01/2054	5,000	4,642,422
Chambersburg Area Municipal Authority (Wilson College) Series 2018 5.75%, 10/01/2043	1,350	1,321,146
6.00%, 10/01/2048	9,000	8,952,454
Chester County Industrial Development Authority (Collegium Charter School) Series 2022 6.00%, 10/15/2052(c)	1,075	1,082,743
Chester County Industrial Development Authority (Woodlands at Greystone Neighborhood Improvement District) Series 2018 5.125%, 03/01/2048(c)	888	843,403

	Principal Amount (000)	U.S. $ Value

City of Philadelphia PA Series 2017 5.00%, 08/01/2029	$6,000	$6,607,577
5.00%, 08/01/2031	6,110	6,689,248
Series 2017-A 5.00%, 08/01/2033	3,000	3,267,118
5.00%, 08/01/2034	10,000	10,869,689
Series 2019-B 5.00%, 02/01/2036	3,300	3,620,903
5.00%, 02/01/2037	2,900	3,157,335
5.00%, 02/01/2038	2,700	2,927,608
City of Philadelphia PA Water & Wastewater Revenue 2.189%, 07/01/2032(a)	3,725	2,981,710
2.289%, 07/01/2033(a)	3,060	2,419,992
Series 2017-A 5.00%, 10/01/2035	3,805	4,170,950
5.00%, 10/01/2036	1,300	1,415,675
Series 2021-B 2.926%, 07/01/2045	5,000	3,714,568
Commonwealth of Pennsylvania (Commonwealth of Pennsylvania COP) Series 2018-A 5.00%, 07/01/2038	1,120	1,219,581
County of Lehigh PA (Lehigh Valley Health Network Obligated Group) Series 2016-A 4.00%, 07/01/2035	10,000	10,043,363
Series 2019 5.00%, 07/01/2044	6,885	7,219,161
Crawford County Hospital Authority (Meadville Medical Center Obligated Group) Series 2016-A 6.00%, 06/01/2046	1,175	1,208,428
6.00%, 06/01/2051	2,200	2,248,060
Cumberland County Municipal Authority (Asbury Pennsylvania Obligated Group) Series 2019 5.00%, 01/01/2045	1,815	1,634,001
Geisinger Authority (Geisinger Health System Obligated Group) Series 2017 4.00%, 02/15/2047	20,385	19,574,645
Series 2020 4.00%, 04/01/2050	9,060	8,643,061
Geisinger Pennsylvania Authority Health System 5.00%, 04/01/2050(a)	10,000	10,347,184
Lancaster County Hospital Authority/PA (St Anne’s Retirement Community Obligated Group) Series 2020 5.00%, 03/01/2040	2,000	1,782,113
5.00%, 03/01/2050	500	418,294
Series 2022 5.00%, 03/01/2029	2,170	2,118,837
Montgomery County Higher Education and Health Authority (HumanGood Pennsylvania Obligated Group) Series 2017 5.00%, 12/01/2047	1,500	1,470,625

	Principal Amount (000)	U.S. $ Value

Montgomery County Higher Education and Health Authority (Thomas Jefferson University Obligated Group) Series 2018 5.00%, 09/01/2035	$3,600	$3,884,499
Series 2019 5.00%, 09/01/2051	2,300	2,352,517
Series 2022 4.00%, 05/01/2052	5,900	5,412,461
5.00%, 05/01/2057(a)	16,395	16,884,128
Montgomery County Industrial Development Authority/PA (ACTS Retirement-Life Communities, Inc. Obligated Group) Series 2020 4.00%, 11/15/2043	500	431,139
5.00%, 11/15/2045	1,560	1,553,577
Montgomery County Industrial Development Authority/PA (Whitemarsh Continuing Care Retirement Community) Series 2015 5.25%, 01/01/2040	4,740	4,564,920
Moon Industrial Development Authority (Baptist Homes Society Obligated Group) Series 2015 6.125%, 07/01/2050	2,500	2,151,157
Moon Industrial Development Authority (Baptist Homes Society) Series 2015 5.75%, 07/01/2035	5,135	4,679,427
6.00%, 07/01/2045	2,600	2,265,619
Northeastern Pennsylvania Hospital and Education Authority (Wilkes University) Series 2016-A 5.00%, 03/01/2037	2,675	2,740,932
Series 2016-B 5.25%, 03/01/2031	1,140	1,202,798
5.25%, 03/01/2037	1,170	1,212,830
Pennsylvania Economic Development Financing Authority Series 2020 4.00%, 01/01/2027	1,530	1,562,442
4.00%, 01/01/2029	450	462,182
4.00%, 01/01/2030	400	410,993
4.00%, 01/01/2032	800	820,887
Pennsylvania Economic Development Financing Authority (Commonwealth of Pennsylvania Department of Transportation) Series 2022 5.75%, 06/30/2048	11,000	12,173,160
6.00%, 06/30/2061	16,100	17,850,505
AGM Series 2022 5.00%, 12/31/2057(a)	18,000	18,815,332
5.75%, 12/31/2062(a)	12,500	13,727,561

	Principal Amount (000)	U.S. $ Value

Pennsylvania Economic Development Financing Authority (Covanta Holding Corp.) Series 2019 3.25%, 08/01/2039(c)	$2,330	$1,766,256
Pennsylvania Economic Development Financing Authority (Iron Cumberland LLC) Series 2022 7.00%, 12/01/2029	31,570	31,030,042
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP) Series 2015 5.00%, 12/31/2034	2,830	2,891,355
Pennsylvania Economic Development Financing Authority (UPMC Obligated Group) Series 2020-A 4.00%, 04/15/2036(a)	2,755	2,797,616
4.00%, 04/15/2037(a)	3,400	3,438,856
4.00%, 04/15/2038(a)	5,000	5,041,427
4.00%, 04/15/2039(a)	5,000	5,022,113
Series 2020-A1 4.00%, 04/15/2040(a)	8,375	8,346,912
Pennsylvania Higher Educational Facilities Authority (Drexel University) Series 2016 5.00%, 05/01/2032	1,000	1,060,578
Pennsylvania Turnpike Commission 5.00%, 12/01/2046(a)	26,610	28,967,704
Series 2016 5.00%, 06/01/2037	4,000	4,207,130
Series 2017-B 5.00%, 06/01/2035	7,850	8,384,769
5.00%, 06/01/2036	5,000	5,310,409
Series 2018-A 5.00%, 12/01/2043	10,000	10,717,141
Series 2019-A 5.00%, 12/01/2038	5,435	5,903,407
5.00%, 12/01/2044	3,745	3,989,687
Philadelphia Authority for Industrial Development (City of Philadelphia PA)
Series 2018 5.00%, 05/01/2035	1,000	1,094,692
Philadelphia Authority for Industrial Development (MaST Community Charter School II) Series 2020 5.00%, 08/01/2040	600	616,727
5.00%, 08/01/2050	1,425	1,448,314
Philadelphia Authority for Industrial Development (MaST Community Charter School III) Series 2021 5.00%, 08/01/2050	5,000	5,081,805
5.00%, 08/01/2054	3,560	3,595,605

	Principal Amount (000)	U.S. $ Value

Philadelphia Authority for Industrial Development (Philadelphia Performing Arts Charter School)
Series 2020 5.00%, 06/15/2040(c)	$1,485	$1,489,056
5.00%, 06/15/2050(c)	6,285	6,022,592
Philadelphia Gas Works Co. Series 2017 5.00%, 08/01/2042	5,000	5,196,807
School District of Philadelphia (The) Series 2015-A 5.00%, 09/01/2034	1,615	1,695,671
5.00%, 09/01/2035	1,000	1,048,427
Series 2016-F 5.00%, 09/01/2033	3,000	3,193,594
5.00%, 09/01/2036	1,000	1,052,041
Series 2018-A 5.00%, 09/01/2034	1,000	1,104,559
5.00%, 09/01/2036	1,000	1,089,389
5.00%, 09/01/2037	1,000	1,084,377
5.00%, 09/01/2038	1,000	1,080,871
Series 2018-B 5.00%, 09/01/2043	3,000	3,205,303
Series 2019-A 4.00%, 09/01/2037	2,230	2,281,735
4.00%, 09/01/2038	1,700	1,730,488
4.00%, 09/01/2039	1,600	1,620,688
5.00%, 09/01/2044(a)	17,900	19,301,531
Scranton-Lackawanna Health and Welfare Authority (Scranton Parking System Concession Project) Series 2016-A 5.00%, 01/01/2051(c)	6,765	4,291,337
5.00%, 01/01/2057(c)	5,345	3,273,226
Series 2016-B 6.08%, 01/01/2026(c)	480	456,060
Series 2016-C Zero Coupon, 01/01/2036(c)	2,945	963,825
Series 2016-D Zero Coupon, 01/01/2057(h)	58,055	3,483,300
State Public School Building Authority AGM Series 2016 5.00%, 12/01/2029	1,365	1,459,597
5.00%, 12/01/2029 (Pre-refunded/ETM)	220	242,185
5.00%, 12/01/2030	7,160	7,648,184
Union County Hospital Authority (Evangelical Community Hospital Obligated Group) Series 2018 5.00%, 08/01/2038	2,685	2,832,795
5.00%, 08/01/2043	5,750	5,960,572

		558,984,346

	Principal Amount (000)	U.S. $ Value

Puerto Rico – 3.8%
Children’s Trust Fund Series 2005-A Zero Coupon, 05/15/2050	$8,370	$1,461,658
Series 2008-A Zero Coupon, 05/15/2057	261,400	18,839,725
Commonwealth of Puerto Rico Series 2021-A Zero Coupon, 07/01/2024	707	661,845
Zero Coupon, 07/01/2033	6,410	3,712,234
4.00%, 07/01/2033	16,025	14,983,755
4.00%, 07/01/2035	4,200	3,814,672
4.00%, 07/01/2037	1,631	1,442,833
4.00%, 07/01/2041	2,217	1,906,355
4.00%, 07/01/2046	2,306	1,922,366
5.25%, 07/01/2023	1,180	1,185,838
5.375%, 07/01/2025	7,870	8,050,709
5.625%, 07/01/2027	8,953	9,376,837
5.625%, 07/01/2029	3,905	4,151,407
5.75%, 07/01/2031	3,784	4,103,662
Series 2022-A 0.00%, 11/01/2051	42,340	18,629,600
Commonwealth of Puerto Rico (Commonwealth of Puerto Rico) Series 2022-C 0.00%, 11/01/2043	77,283	34,101,018
GDB Debt Recovery Authority of Puerto Rico Series 2018 7.50%, 08/20/2040	6,900	5,813,215
HTA HRRB Custodial Trust Series 2022 5.25%, 07/01/2036	1,800	1,809,218
5.50%, 07/01/2031	1,235	1,270,087
HTA TRRB Custodial Trust Series 2022 5.25%, 07/01/2036	825	829,225
5.25%, 07/01/2041	8,600	8,654,242
PR Custodial Trust (PR Custodial Trust) Series 2022 5.50%, 07/01/2029	411	406,685
Puerto Rico Commonwealth Aqueduct & Sewer Authority Series 2008-A 6.125%, 07/01/2024	3,590	3,657,429
Puerto Rico Electric Power Authority Series 2007-T 5.00%, 07/01/2032(d) (e)	7,315	5,102,213
5.00%, 07/01/2037(d) (e)	14,970	10,441,575
Series 2008-W 5.25%, 07/01/2033(d) (e)	1,000	700,000
5.50%, 07/01/2038(d) (e)	10,490	7,382,338
Series 2010-A 5.25%, 07/01/2029(d) (e)	2,950	2,065,000
5.25%, 07/01/2030(d) (e)	1,040	728,000
Series 2010-C 5.00%, 07/01/2024(d) (e)	1,735	1,210,163
Series 2010-DDD 5.00%, 07/01/2021(e) (i)	1,050	721,875
5.00%, 07/01/2022(e) (i)	950	653,125

	Principal Amount (000)	U.S. $ Value

Series 2010-X 5.25%, 07/01/2040(d) (e)	$12,605	$8,823,500
5.75%, 07/01/2036(d) (e)	7,375	5,199,375
Series 2010-ZZ 5.25%, 07/01/2024(d) (e)	2,565	1,795,500
5.25%, 07/01/2025(d) (e)	620	434,000
Series 2012-A 5.00%, 07/01/2029(d) (e)	2,510	1,750,725
5.00%, 07/01/2042(d) (e)	1,740	1,213,650
AGM Series 2007-U 5.00%, 07/01/2023	1,050	1,057,549
AGM Series 2007-V 5.25%, 07/01/2031	25,380	25,498,720
NATL Series 2007-V 5.25%, 07/01/2029	5,965	6,035,910
Puerto Rico Highway & Transportation Authority Series 2022-A 5.00%, 07/01/2062	3,213	3,092,260
Series 2022-B Zero Coupon, 07/01/2032	5,129	3,224,688
Series 2022-C Zero Coupon, 07/01/2053	425	246,772
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026	21,370	21,726,298
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2024	195	183,550
Zero Coupon, 07/01/2027	537	442,782
Zero Coupon, 07/01/2029	523	391,322
Zero Coupon, 07/01/2046	15,224	4,180,617
Series 2019-A 4.329%, 07/01/2040	15,975	15,293,229
4.55%, 07/01/2040	1,198	1,178,236
5.00%, 07/01/2058	54,251	53,450,727

		335,008,314

Rhode Island – 0.0%
Rhode Island Health and Educational Building Corp. (City of Woonsocket RI Lease) AGM Series 2017-A 5.00%, 05/15/2028	1,000	1,107,650
5.00%, 05/15/2029	1,000	1,102,888

		2,210,538

South Carolina – 1.8%
Columbia Housing Authority/SC Series 2022 4.80%, 11/01/2024	5,010	4,878,234
5.26%, 11/01/2032	800	793,319
5.41%, 11/01/2039	12,570	12,338,231
6.28%, 11/01/2039	545	535,529

	Principal Amount (000)	U.S. $ Value

South Carolina Jobs-Economic Development Authority (Bon Secours Mercy Health, Inc.) Series 2020 5.00%, 12/01/2046	$9,595	$10,256,545
South Carolina Jobs-Economic Development Authority (Last Step Recycling LLC) Series 2021 6.00%, 06/01/2031(c)	1,470	1,209,862
6.25%, 06/01/2040(c)	6,100	4,688,803
6.50%, 06/01/2051(c)	9,070	6,657,022
South Carolina Jobs-Economic Development Authority (Lutheran Homes of South Carolina Obligated Group) Series 2013 5.00%, 05/01/2043	1,000	850,297
5.125%, 05/01/2048	1,000	839,098
South Carolina Jobs-Economic Development Authority (PSG Patriot’s Place Apartments LLC) Series 2022 0.00%, 06/01/2052	15,630	11,209,292
South Carolina Public Service Authority Series 2016-A 5.00%, 12/01/2034	3,815	3,981,373
5.00%, 12/01/2036	1,000	1,034,997
Series 2016-B 5.00%, 12/01/2037	3,430	3,557,182
5.00%, 12/01/2041	10,500	10,805,940
5.00%, 12/01/2046	17,500	17,817,004
5.00%, 12/01/2056	7,350	7,433,879
Series 2022 4.00%, 12/01/2038	550	550,130
4.00%, 12/01/2046	3,031	2,905,571
4.00%, 12/01/2049	11,781	11,143,389
4.00%, 12/01/2050	5,155	4,858,731
5.00%, 12/01/2036	447	487,383
5.00%, 12/01/2038	1,742	1,882,600
Series 2022-A 4.00%, 12/01/2047	25,000	23,839,275
4.00%, 12/01/2052	20,000	18,705,002

		163,258,688

South Dakota – 0.3%
County of Lincoln SD (Augustana College Association (The)) Series 2021 4.00%, 08/01/2051	1,410	1,170,296
4.00%, 08/01/2056	2,415	1,941,551
4.00%, 08/01/2061	2,960	2,311,196
South Dakota Health & Educational Facilities Authority (Regional Health System Obligated Group/SD) Series 2017 5.00%, 09/01/2033	3,260	3,509,525

	Principal Amount (000)	U.S. $ Value

South Dakota Health & Educational Facilities Authority (South Dakota Health & Educational Facilities Authority) Series 2017 5.00%, 09/01/2040	$15,035	$15,419,547

		24,352,115

Tennessee – 1.9%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(c)	9,080	8,725,744
5.125%, 12/01/2042(c)	29,990	28,056,488
Series 2016-B Zero Coupon, 12/01/2031(c)	2,000	1,238,253
Chattanooga Health Educational & Housing Facility Board (CommonSpirit Health) Series 2019-A 4.00%, 08/01/2038	1,000	994,699
5.00%, 08/01/2044	6,140	6,391,891
Knox County Industrial Development Board (Tompaul Knoxville LLC) Series 2022 8.75%, 11/01/2032(c)	2,000	2,026,252
9.25%, 11/01/2042(c)	5,250	5,317,406
9.50%, 11/01/2052(c)	14,835	15,023,001
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Trousdale Foundation Obligated Group) Series 2018-A 6.25%, 04/01/2049(c) (d) (e)	5,040	1,764,000
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Vanderbilt University Medical Center Obligated Group) Series 2016 5.00%, 07/01/2040	2,435	2,525,531
Series 2017-A 5.00%, 07/01/2048	2,335	2,386,057
Metropolitan Government Nashville & Davidson County Industrial Development Board (South Nashville Central Business Improvement District) Series 2021 Zero Coupon, 06/01/2043(c)	7,250	2,358,765
Metropolitan Nashville Airport Authority (The) Series 2022-B 5.25%, 07/01/2047	12,500	13,576,324
5.50%, 07/01/2052	9,000	9,900,824
Tennergy Corp/TN (Goldman Sachs Group, Inc. (The)) Series 2022-A 5.50%, 10/01/2053	23,000	24,925,406

	Principal Amount (000)	U.S. $ Value

Tennessee Energy Acquisition Corp. (Goldman Sachs Group Inc/The) Series 2023-A 5.00%, 05/01/2053(f)	$20,000	$20,916,378
Tennessee Energy Acquisition Corp. (Goldman Sachs Group, Inc. (The)) Series 2021 5.00%, 05/01/2052	7,925	8,497,851
Wilson County Health & Educational Facilities Board Series 2021 4.00%, 12/01/2039	10,000	7,817,814
4.25%, 12/01/2024	6,000	5,655,742

		168,098,426

Texas – 5.7%
Abilene Convention Center Hotel Development Corp. (City of Abilene TX Abilene Convention Center Revenue) Series 2021-B 5.00%, 10/01/2050(c)	11,140	9,809,983
Arlington Higher Education Finance Corp. (BASIS Texas Charter Schools, Inc.) Series 2021 4.50%, 06/15/2056(c)	1,000	968,073
Arlington Higher Education Finance Corp. (Magellan School/The) Series 2022 6.25%, 06/01/2052(c)	3,715	3,748,557
6.375%, 06/01/2062(c)	9,785	9,821,419
Arlington Higher Education Finance Corp. (Wayside Schools) Series 2021-A 4.00%, 08/15/2036	500	440,862
4.00%, 08/15/2046	695	557,517
Baytown Municipal Development District (Baytown Municipal Development District Baytown Convention Center Hotel Revenue) Series 2021 4.00%, 10/01/2045	8,545	8,415,980
4.00%, 10/01/2050	3,815	3,683,591
Brazoria County Industrial Development Corp. (Aleon Renewable Metals LLC) Series 2022 10.00%, 06/01/2042(c)	10,000	9,840,200
Central Texas Regional Mobility Authority Series 2020-A 5.00%, 01/01/2044	2,230	2,405,323
5.00%, 01/01/2049	3,940	4,221,708
Series 2021-B 5.00%, 01/01/2046	4,600	4,997,557
Central Texas Turnpike System Series 2015-C 5.00%, 08/15/2037	6,800	6,942,225
City of Austin TX Airport System Revenue Series 2019-B 5.00%, 11/15/2039	1,000	1,071,247

	Principal Amount (000)	U.S. $ Value

City of Dallas Housing Finance Corp. (DHFC The Briscoe Apartments LLC) Series 2022 Zero Coupon, 12/01/2062(c)	$179,645	$12,819,916
6.00%, 12/01/2062	20,940	21,990,352
City of Dallas Housing Finance Corp. (DHFC The Dylan Apartments LLC) Series 2022 6.00%, 12/01/2062(c)	10,025	10,122,204
6.25%, 12/01/2054(c)	4,070	3,865,519
City of Houston TX Series 2021-B 2.047%, 03/01/2033	2,495	1,990,301
2.147%, 03/01/2034	7,405	5,832,316
City of Houston TX (City of Houston TX Hotel Occupancy Tax) Series 2015 5.00%, 09/01/2030	1,965	2,014,119
City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2014 5.00%, 07/01/2029	16,960	17,134,091
Series 2015-B 5.00%, 07/15/2030	1,960	1,993,678
5.00%, 07/15/2035	1,000	1,002,113
Series 2018 5.00%, 07/15/2028	22,875	23,614,448
Series 2020 5.00%, 07/01/2027	1,750	1,796,585
5.00%, 07/15/2027	2,500	2,566,837
City of San Antonio TX Electric & Gas Systems Revenue Series 2021-A 5.00%, 02/01/2046	5,000	5,476,012
Clifton Higher Education Finance Corp. (IDEA Public Schools) Series 2012 5.00%, 08/15/2042	530	530,531
Series 2013 6.00%, 08/15/2043	1,000	1,012,808
Conroe Local Government Corp. (Conroe Local Government Corp. Conroe Convention Center Hotel) Series 2021 4.00%, 10/01/2050	2,525	2,325,615
Dallas County Flood Control District No. 1 Series 2015 5.00%, 04/01/2028(c)	1,650	1,651,785
Dallas Fort Worth International Airport Series 2022-A 4.507%, 11/01/2051	2,000	1,906,108
Decatur Hospital Authority Series 2014-A 5.25%, 09/01/2044	3,150	3,173,569
Series 2021 4.00%, 09/01/2034	1,679	1,569,233
4.00%, 09/01/2044	3,876	3,278,182

	Principal Amount (000)	U.S. $ Value

Grand Parkway Transportation Corp. Series 2018 5.00%, 02/01/2023 (Pre-refunded/ETM)	$5,340	$5,340,000
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System Obligated Group) Series 2022 5.00%, 07/01/2052(a)	10,000	10,567,663
Hidalgo County Regional Mobility Authority Series 2022-A Zero Coupon, 12/01/2042	2,000	736,262
Zero Coupon, 12/01/2051	8,040	1,825,016
Series 2022-B Zero Coupon, 12/01/2042	1,395	475,021
Zero Coupon, 12/01/2043	2,000	628,095
Zero Coupon, 12/01/2044	5,640	1,630,877
Zero Coupon, 12/01/2055	2,895	410,398
Zero Coupon, 12/01/2056	5,000	665,668
Irving Hospital Authority (Baylor Medical Center at Irving) Series 2017-A 5.00%, 10/15/2044	8,505	8,589,469
Lower Colorado River Authority (LCRA Transmission Services Corp.) Series 2022 5.00%, 05/15/2042	18,710	20,052,691
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4. 625%, 10/01/2031(c)	25,410	25,238,447
New Hope Cultural Education Facilities Finance Corp. (Army Retirement Residence Obligated Group) Series 2022 5.75%, 07/15/2052	4,490	4,311,621
6.00%, 07/15/2057	10,300	10,166,656
New Hope Cultural Education Facilities Finance Corp. (BSPV - Plano LLC) Series 2019 7.25%, 12/01/2053(d) (e)	7,820	7,038,000
New Hope Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc. Obligated Group) Series 2021 2.00%, 11/15/2061	204	93,576
7.50%, 11/15/2036	50	43,173
7.50%, 11/15/2037	10	8,234
New Hope Cultural Education Facilities Finance Corp. (Legacy at Midtown Park, Inc. Obligated Group) Series 2018-A 5.50%, 07/01/2054	4,500	3,617,810

	Principal Amount (000)	U.S. $ Value

New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries Obligated Group) Series 2020 5.00%, 01/01/2040	$790	$720,041
5.00%, 01/01/2055	3,010	2,543,123
Series 2022 4.00%, 01/01/2047	4,575	3,346,559
4.25%, 01/01/2057	1,380	965,333
5.00%, 01/01/2057	2,950	2,418,893
New Hope Cultural Education Facilities Finance Corp. (Outlook at Windhaven Forefront Living Obligated Group) Series 2022 6.875%, 10/01/2057	500	500,460
Newark Higher Education Finance Corp. (Abilene Christian University) Series 2022 4.00%, 04/01/2057	10,000	9,165,013
North East Texas Regional Mobility Authority Series 2016 5.00%, 01/01/2046	4,940	4,962,585
North Texas Tollway Authority (North Texas Tollway System) Series 2014-B 5.00%, 01/01/2031	8,975	9,165,347
Series 2017-B 5.00%, 01/01/2033	1,400	1,514,879
5.00%, 01/01/2043	6,000	6,305,379
Series 2020 3.079%, 01/01/2042	4,990	3,783,034
Series 2021 3.011%, 01/01/2043	7,500	5,891,114
Port Beaumont Navigation District (Jefferson Railport Terminal II LLC) Series 2020 4.00%, 01/01/2050(c)	3,315	2,470,543
Series 2021 2.125%, 01/01/2028(c)	540	464,758
2.25%, 01/01/2029(c)	800	669,506
2.50%, 01/01/2030(c)	905	745,045
2.625%, 01/01/2031(c)	500	403,977
Red River Health Facilities Development Corp. Series 2014-A 7.75%, 11/15/2044 (Pre-refunded/ETM)	1,315	1,433,646
Sanger Industrial Development Corp. (Texas Pellets, Inc.) Series 2012-B 8.00%, 07/01/2038(d) (e) (g)	2,180	545,000
Tarrant County Cultural Education Facilities Finance Corp. (Edgemere Retirement Senior Quality Lifestyles Corp.) Series 2015-A 5.00%, 11/15/2045(d) (e)	3,540	1,416,000
Series 2015-B 5.00%, 11/15/2030(d) (e)	4,000	1,600,000

	Principal Amount (000)	U.S. $ Value

Series 2017 5.25%, 11/15/2047(d) (e)	$1,115	$446,000
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way) Series 2020-A 5.75%, 12/01/2054(d) (e)	6,485	4,215,286
Tarrant County Cultural Education Facilities Finance Corp. (Trinity Terrace Project) Series 2014-A1 5.00%, 10/01/2049	4,285	4,165,898
Texas Municipal Gas Acquisition & Supply Corp. I (Bank of America Corp.) Series 2008-D 6.25%, 12/15/2026	6,335	6,732,656
Texas Private Activity Bond Surface Transportation Corp. (Blueridge Transportation Group LLC) Series 2016 5.00%, 12/31/2040	1,255	1,268,943
5.00%, 12/31/2045	4,250	4,288,919
5.00%, 12/31/2050	16,075	16,126,922
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC) Series 2019 4.00%, 12/31/2037	4,000	3,842,654
4.00%, 12/31/2038	2,600	2,474,250
4.00%, 12/31/2039	2,500	2,353,527
5.00%, 12/31/2031	5,000	5,426,891
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC) Series 2013 6.75%, 06/30/2043	3,600	3,654,848
Series 2019 5.00%, 06/30/2058	85,330	86,352,014
Texas Transportation Commission State Highway 249 System Series 2019 5.00%, 08/01/2057	7,500	7,616,661
Uptown Development Authority Series 2017-A 5.00%, 09/01/2035	1,015	1,047,444

		507,072,389

Utah – 0.2%
City of Salt Lake City UT Airport Revenue Series 2018-A 5.00%, 07/01/2048(a)	7,245	7,488,095
Military Installation Development Authority Series 2021-A 4.00%, 06/01/2052	5,000	3,803,665
Utah Infrastructure Agy Teleco Series 2022 5.00%, 10/15/2032	1,000	1,045,573
5.00%, 10/15/2037	1,410	1,422,979

		13,760,312

	Principal Amount (000)	U.S. $ Value

Vermont – 0.1%
Vermont Economic Development Authority (Casella Waste Systems, Inc.) Series 2018 4.625%, 04/01/2036(c)	$1,100	$1,085,277
Series 2022 5.00%, 06/01/2052(c)	3,750	3,767,706

		4,852,983

Virginia – 2.1%
Align Affordable Housing Bond Fund LP (Park Landing LP) Series 2022-2 5.66%, 08/01/2052	11,450	11,368,004
Arlington County Industrial Development Authority (Virginia Hospital Center Arlington Health System/VA) Series 2020 4.00%, 07/01/2038	1,435	1,475,190
4.00%, 07/01/2040	2,125	2,153,989
5.00%, 07/01/2036	850	943,681
Cherry Hill Community Development Authority (Potomac Shores Project) Series 2015 5.15%, 03/01/2035(c)	1,000	1,003,278
Henrico County Economic Development Authority (Westminster-Canterbury Corp. Obligated Group) Series 2022 5.00%, 10/01/2047	2,000	2,128,206
5.00%, 10/01/2052	4,500	4,735,344
Tobacco Settlement Financing Corp./VA Series 2007-B1 5.00%, 06/01/2047	7,490	7,263,891
Virginia College Building Authority (Marymount University) Series 2015 5.00%, 07/01/2045(c)	1,500	1,462,433
5.25%, 07/01/2035(c)	1,000	1,014,193
Series 2015-A 5.00%, 07/01/2045(c)	1,110	1,082,201
Virginia Small Business Financing Authority (95 Express Lanes LLC) Series 2022 4.00%, 01/01/2040	3,000	2,862,351
4.00%, 07/01/2040	500	476,604
4.00%, 01/01/2048	20,770	18,795,550
Virginia Small Business Financing Authority (Capital Beltway Express LLC) Series 2022 5.00%, 12/31/2047	34,625	35,951,269
5.00%, 12/31/2057	10,500	10,806,224

	Principal Amount (000)	U.S. $ Value

Virginia Small Business Financing Authority (Elizabeth River Crossings OpCo LLC) Series 2022 4.00%, 01/01/2030	$3,070	$3,141,125
4.00%, 01/01/2031	2,650	2,716,226
4.00%, 01/01/2033	7,500	7,667,895
4.00%, 01/01/2034	3,500	3,563,151
4.00%, 01/01/2037	10,000	9,836,460
Virginia Small Business Financing Authority (National Senior Campuses, Inc. Obligated Group) Series 2020 4.00%, 01/01/2051	18,500	16,436,024
Virginia Small Business Financing Authority (Total Fiber Recovery @ Chesapeake LLC) Series 2022 7.677%, 06/01/2029(c)	20,215	19,672,522
8.50%, 06/01/2042(c)	23,525	22,389,716

		188,945,527

Washington – 1.3%
Kalispel Tribe of Indians Series 2018-A 5.25%, 01/01/2038(c)	750	782,836
King County Public Hospital District No. 4 Series 2015-A 5.00%, 12/01/2030	2,235	2,283,136
Pend Oreille County Public Utility District No. 1 Box Canyon Series 2018 5.00%, 01/01/2048	9,000	9,256,808
Port of Seattle WA Series 2015-C 5.00%, 04/01/2033	5,035	5,166,976
Series 2019 5.00%, 04/01/2044	3,380	3,538,354
Washington Health Care Facilities Authority (CommonSpirit Health) Series 2019-A 5.00%, 08/01/2037	2,000	2,125,807
5.00%, 08/01/2039	4,970	5,234,993
5.00%, 08/01/2044	9,185	9,561,811
Washington Health Care Facilities Authority (Overlake Hospital Medical Center Obligated Group) Series 2017-A 5.00%, 07/01/2035	2,350	2,487,954
Series 2017-B 5.00%, 07/01/2034	1,855	1,981,209
Washington Health Care Facilities Authority (Seattle Cancer Care Alliance Obligated Group) Series 2020 4.00%, 09/01/2045	2,045	1,991,843
5.00%, 09/01/2039	1,655	1,769,156
5.00%, 09/01/2045	2,070	2,187,675
5.00%, 09/01/2050	2,000	2,107,120
Washington Health Care Facilities Authority (Virginia Mason Medical Center Obligated Group) Series 2017 5.00%, 08/15/2033	6,250	6,581,670
5.00%, 08/15/2035	5,750	5,944,377
5.00%, 08/15/2037	3,565	3,640,658

	Principal Amount (000)	U.S. $ Value

Washington State Convention Center Public Facilities District Series 2021 4.00%, 07/01/2031	$13,090	$12,274,043
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2013 5.00%, 01/01/2028(c)	1,030	1,001,998
5.25%, 01/01/2043(c)	2,870	2,575,551
Series 2015 6.00%, 01/01/2045(c)	2,920	2,793,117
Series 2016 5.00%, 01/01/2031(c)	2,650	2,483,243
5.00%, 01/01/2036(c)	1,075	961,439
5.00%, 01/01/2046(c)	1,140	935,266
Series 2019-A 5.00%, 01/01/2044(c)	1,330	1,102,223
5.00%, 01/01/2049(c)	3,305	2,649,061
5.00%, 01/01/2055(c)	11,670	9,107,427
Washington State Housing Finance Commission (Rockwood Retirement Communities) Series 2014 7.50%, 01/01/2049 (Pre-refunded/ETM)(c)	1,500	1,564,332
Series 2014-A 7.375%, 01/01/2044 (Pre-refunded/ETM)(c)	5,115	5,328,641
Washington State Housing Finance Commission (Spokane United Methodist Homes Obligated Group) Series 2020 5.00%, 01/01/2051(c)	2,000	1,504,339
5.00%, 01/01/2056(c)	3,000	2,204,740

		113,127,803

West Virginia – 0.1%
City of South Charleston WV (City of South Charleston WV South Charleston Park Place Excise Tax District) Series 2022 4.50%, 06/01/2050(c)	1,000	786,146
Monongalia County Commission Excise Tax District Series 2022-A 6.25%, 06/01/2024	5,605	5,625,430
Tobacco Settlement Finance Authority/WV Series 2020 4.875%, 06/01/2049	3,000	2,696,270
West Virginia Economic Development Authority (Arch Resources, Inc.) Series 2021 4.125%, 07/01/2045	4,035	3,983,400

		13,091,246

	Principal Amount (000)	U.S. $ Value

Wisconsin – 4.5%
St. Croix Chippewa Indians of Wisconsin Series 2021 5.00%, 09/30/2041(c)	$8,850	$6,853,030
UMA Education, Inc. Series 2019 5.00%, 10/01/2034(c)	15,970	15,913,081
5.00%, 10/01/2039(c)	5,035	4,858,036
Wisconsin Center District (Wisconsin Center District Ded Tax) Series 2022 5.25%, 12/15/2061(c)	6,995	7,144,003
Wisconsin Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group) Series 2017 5.00%, 08/15/2052(a)	20,345	20,908,034
Wisconsin Health & Educational Facilities Authority (Marshfield Clinic Health System Obligated Group) AGM Series 2020 3.00%, 02/15/2038	1,035	948,430
4.00%, 02/15/2036	1,600	1,649,757
4.00%, 02/15/2037	1,050	1,076,815
5.00%, 02/15/2031	2,000	2,267,629
Wisconsin Health & Educational Facilities Authority (Oakwood Lutheran Senior Ministries Obligated Group) Series 2021 4.00%, 01/01/2057	9,815	7,049,337
Wisconsin Health & Educational Facilities Authority (Rogers Memorial Hospital, Inc. Obligated Group) Series 2019 5.00%, 07/01/2044	1,000	1,024,195
Wisconsin Health & Educational Facilities Authority (St. Camillus Health System Obligated Group) Series 2019 5.00%, 11/01/2039	950	843,966
5.00%, 11/01/2046	870	731,546
5.00%, 11/01/2054	3,295	2,671,443
Wisconsin Health & Educational Facilities Authority (Thedacare, Inc. Obligated Group) Series 2019 4.00%, 12/15/2035	1,795	1,843,599
4.00%, 12/15/2036	1,865	1,909,772
4.00%, 12/15/2037	1,830	1,860,910
4.00%, 12/15/2038	1,915	1,939,474
Wisconsin Housing & Economic Development Authority (Roers Sun Prairie Apartments Owner LLC) Series 2022 4.625%, 03/15/2040(c)	2,510	2,233,273
Series 2022-A 3.875%, 12/01/2039(c)	11,525	10,199,147
Wisconsin Public Finance Authority Series 2022 6.00%, 02/01/2062(c)	20,960	20,712,924

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (21st Century Public Academy) Series 2020 5.00%, 06/01/2049(c)	$1,340	$1,149,472
Wisconsin Public Finance Authority (ACTS Retirement-Life Communities, Inc. Obligated Group) Series 2020 4.00%, 11/15/2037	600	548,960
5.00%, 11/15/2041	1,500	1,506,610
Wisconsin Public Finance Authority (Appalachian Regional Healthcare System Obligated Group) Series 2021 4.00%, 07/01/2046	1,100	942,619
4.00%, 07/01/2051	1,675	1,388,384
Wisconsin Public Finance Authority (Bancroft Neurohealth Obligated Group) Series 2016 5.125%, 06/01/2048(c)	3,335	3,104,641
Wisconsin Public Finance Authority (Blue Ridge Healthcare Obligated Group) Series 2020 4.00%, 01/01/2045	1,500	1,430,600
5.00%, 01/01/2038	550	581,679
5.00%, 01/01/2039	700	738,513
5.00%, 01/01/2040	500	526,012
Wisconsin Public Finance Authority (Carmelite System, Inc. Obligated Group (The)) Series 2020 5.00%, 01/01/2045	2,030	2,019,212
Wisconsin Public Finance Authority (Catholic Bishop of Chicago (The)) Series 2021 5.75%, 07/25/2041(c)	57,000	52,599,076
Wisconsin Public Finance Authority (Celanese US Holdings LLC) Series 2016-B 5.00%, 12/01/2025	1,000	1,019,746
Series 2016-C 4.30%, 11/01/2030	2,060	2,013,417
Series 2016-D 4.05%, 11/01/2030	720	692,123
Wisconsin Public Finance Authority (CFC-SA LLC) Series 2022 5.00%, 02/01/2052	11,500	11,172,284
5.00%, 02/01/2062	11,250	10,750,621
5.75%, 02/01/2052(c)	15,500	14,865,452
Wisconsin Public Finance Authority (FAH Tree House LLC) Series 2023 6.50%, 08/01/2053(c)	18,000	18,416,246
6.625%, 02/01/2046(c)	12,500	11,954,212
Wisconsin Public Finance Authority (Gannon University) Series 2017 5.00%, 05/01/2042	1,500	1,504,198
5.00%, 05/01/2047	2,750	2,717,066

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (KDC Agribusiness LLC) Series 2022 15.00%, 02/01/2023(c)	$21,900	$21,900,000
Wisconsin Public Finance Authority (Mary’s Woods at Marylhurst, Inc.) Series 2017-A 5.25%, 05/15/2037(c)	1,000	961,053
5.25%, 05/15/2042(c)	1,000	936,562
5.25%, 05/15/2047(c)	1,225	1,118,393
Wisconsin Public Finance Authority (McLemore Resort Manager LLC) Series 2021 4.50%, 06/01/2056(c)	12,235	9,360,357
Wisconsin Public Finance Authority (Moses H Cone Memorial Hospital Obligated Group) Series 2022-A 5.00%, 10/01/2052(a)	10,000	10,628,569
Wisconsin Public Finance Authority (National Senior Communities, Inc. Obligated Group) Series 2022 4.00%, 01/01/2047	1,400	1,258,990
4.00%, 01/01/2052	2,350	2,040,713
Wisconsin Public Finance Authority (Pine Lake Preparatory, Inc.) Series 2015 5.25%, 03/01/2035(c)	1,550	1,582,219
Wisconsin Public Finance Authority (Queens University of Charlotte) Series 2022 5.25%, 03/01/2042	12,000	12,389,485
5.25%, 03/01/2047	5,100	5,227,124
Wisconsin Public Finance Authority (Renown Regional Medical Center) Series 2020 4.00%, 06/01/2045	8,840	8,561,639
Wisconsin Public Finance Authority (Rose Villa, Inc.Obligated Group) Series 2014-A 5.75%, 11/15/2044 (Pre-refunded/ETM)(c)	1,000	1,050,154
Wisconsin Public Finance Authority (Roseman University of Health Sciences) Series 2020 5.00%, 04/01/2030(c)	500	511,332
5.00%, 04/01/2040(c)	1,400	1,382,441
5.00%, 04/01/2050(c)	5,150	4,844,530
Wisconsin Public Finance Authority (Samaritan Housing Foundation Obligated Group) Series 2021 4.00%, 06/01/2056(c)	29,090	19,456,753
Series 2022 4.00%, 06/01/2049(c)	3,900	2,746,255

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (Seabury Retirement Community) Series 2015-A 5.00%, 09/01/2030(c)	$545	$527,940
Wisconsin Public Finance Authority (Sky Harbour Capital LLC Obligated Group) Series 2021 4.25%, 07/01/2054	3,500	2,626,774
Wisconsin Public Finance Authority (Southeastern Regional Medical Center Obligated Group) Series 2021 4.00%, 02/01/2046	6,500	6,003,480
4.00%, 02/01/2051	10,000	9,018,864
Wisconsin Public Finance Authority (Triad Educational Services, Inc.) Series 2022 5.00%, 06/15/2042	1,140	1,151,445
5.25%, 06/15/2052	1,610	1,625,269
5.375%, 06/15/2057	1,545	1,560,258
5.50%, 06/15/2050	650	661,237
5.50%, 06/15/2062	3,025	3,057,624
Wisconsin Public Finance Authority (Triad Math & Science Academy Co.) Series 2021 4.00%, 06/15/2051	3,915	3,160,818
Wisconsin Public Finance Authority (Uwharrie Charter Academy) Series 2022 5.00%, 06/15/2052(c)	3,315	3,003,265
5.00%, 06/15/2057(c)	4,105	3,668,011
5.00%, 06/15/2062(c)	1,295	1,142,313
Wisconsin Public Finance Authority (Washoe Barton Medical Clinic) Series 2021 4.00%, 12/01/2051	3,300	2,641,754

		402,085,165

Total Municipal Obligations (cost $9,155,206,419)		8,629,396,301

U.S. TREASURY BILLS – 3.3%
United States – 3.3%
U.S. Treasury Bill Zero Coupon, 07/27/2023 (cost $293,295,068)	300,000	293,289,999

COMMERCIAL MORTGAGE-BACKED SECURITIES – 2.3%
Agency CMBS – 1.1%
California Housing Finance Agency
Series 2021-1, Class A 3.50%, 11/20/2035	9,232	8,945,218
Series 2021-2, Class A 3.75%, 03/25/2035	43,729	43,722,261

	Principal Amount (000)	U.S. $ Value

Series 2021-2, Class X 0.823%, 03/25/2035(j)	$22,580	$1,237,368
Series 2021-3, Class A 3.25%, 08/20/2036	7,024	6,509,545
Series 2021-3, Class X 0.788%, 08/20/2036(j)	20,433	1,139,268
Series 2019-2, Class A 4.00%, 03/20/2033	14,602	14,799,130
Federal Home Loan Mortgage Corp. Series 2022-ML13, Class AUS 3.125%, 09/25/2036(c)	3,989	3,582,485
Series 2022-ML13, Class XCA 0.953%, 07/25/2036(j)	17,828	1,061,370
Series 2022-ML13, Class XUS 0.983%, 09/25/2036(j)	31,115	2,247,353
Washington State Housing Finance Commission Series 2021-1, Class A 3.50%, 12/20/2035	19,158	18,053,676
Series 2021-1, Class X 0.726%, 12/20/2035(j)	14,713	740,273

		102,037,947

Non-Agency Fixed Rate CMBS – 1.2%
Arizona Industrial Development Authority Series 2019-2, Class A 3.625%, 05/20/2033	14,921	14,420,377
New Hampshire Business Finance Authority Series 2020-1, Class A 4.125%, 01/20/2034	20,910	21,124,862
Series 2022-1, Class A 4.375%, 09/20/2036	41,201	41,299,991
Series 2022-2, Class A 4.00%, 10/20/2036	26,892	26,055,892
Series 2022-2, Class X 0.719%, 10/01/2036(j)	24,900	1,300,152

		104,201,274

Total Commercial Mortgage-Backed Securities (cost $218,484,482)		206,239,221

CORPORATES - NON-INVESTMENT GRADE – 0.0%
Financial Institutions – 0.0%
Banking – 0.0%
UMB Financial Corp. 10.00%, 01/01/2049(k) (l) (cost $1,950,868)	1,951	1,934,052

SHORT-TERM INVESTMENTS – 2.5%
Investment Companies – 2.5%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.15%(m) (n) (o) (cost $219,053,269)	219,053,269	219,053,269

Total Investments – 105.1% (cost $9,887,990,106)(p)		9,349,912,842
Other assets less liabilities – (5.1)%		(455,622,178)

Net Assets – 100.0%		$8,894,290,664

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	90,795	01/15/2025	2.565%	CPI#	Maturity	$7,584,083	$—	$7,584,083
USD	45,398	01/15/2025	2.613%	CPI#	Maturity	3,706,331	—	3,706,331
USD	45,397	01/15/2025	2.585%	CPI#	Maturity	3,755,909	—	3,755,909
USD	34,210	01/15/2025	4.028%	CPI#	Maturity	826,412	—	826,412
USD	83,920	01/15/2026	CPI#	3.765%	Maturity	(1,787,369)	—	(1,787,369)
USD	158,000	01/15/2027	CPI#	3.320%	Maturity	(5,426,617)	—	(5,426,617)
USD	156,000	01/15/2027	CPI#	3.466%	Maturity	(3,953,308)	(167,986)	(3,785,322)
USD	127,850	01/15/2027	CPI#	3.323%	Maturity	(4,367,523)	—	(4,367,523)
USD	371,020	01/15/2028	0.735%	CPI#	Maturity	76,240,685	—	76,240,685
USD	219,860	01/15/2028	1.230%	CPI#	Maturity	37,296,833	—	37,296,833
USD	273,300	01/15/2029	CPI#	3.390%	Maturity	(3,492,993)	—	(3,492,993)
USD	190,780	01/15/2029	CPI#	3.735%	Maturity	3,086,763	—	3,086,763
USD	79,070	01/15/2029	CPI#	3.331%	Maturity	(1,396,862)	—	(1,396,862)
USD	67,450	01/15/2030	1.572%	CPI#	Maturity	10,840,946	—	10,840,946
USD	67,450	01/15/2030	1.587%	CPI#	Maturity	10,748,007	—	10,748,007
USD	93,000	01/15/2031	2.782%	CPI#	Maturity	5,230,263	—	5,230,263
USD	85,000	01/15/2031	2.680%	CPI#	Maturity	5,635,307	—	5,635,307
USD	76,750	01/15/2031	2.989%	CPI#	Maturity	2,732,234	—	2,732,234
USD	75,410	01/15/2032	CPI#	3.064%	Maturity	(1,698,947)	—	(1,698,947)
USD	52,000	04/15/2032	CPI#	2.909%	Maturity	(1,871,361)	—	(1,871,361)

						$143,688,793	$(167,986)	$143,856,779

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	275,000	01/15/2027	1 Day SOFR	3.947%	Annual	$3,795,035	$—	$3,795,035
USD	120,000	01/15/2027	1 Day SOFR	3.231%	Annual	(1,515,327)	—	(1,515,327)
USD	85,000	01/15/2027	1 Day SOFR	3.245%	Annual	(1,031,002)	—	(1,031,002)
USD	80,000	01/15/2027	1 Day SOFR	2.748%	Annual	(2,436,437)	—	(2,436,437)
USD	280,900	04/15/2032	1.280%	1 Day SOFR	Annual	45,969,373	—	45,969,373
USD	280,000	04/15/2032	3.283%	1 Day SOFR	Annual	(617,565)	—	(617,565)
USD	230,000	04/15/2032	2.621%	1 Day SOFR	Annual	12,013,372	—	12,013,372
USD	200,000	04/15/2032	3.319%	1 Day SOFR	Annual	(1,032,091)	—	(1,032,091)
USD	174,000	04/15/2032	2.177%	1 Day SOFR	Annual	14,918,653	—	14,918,653
USD	155,000	04/15/2032	2.574%	1 Day SOFR	Annual	8,052,316	—	8,052,316
USD	100,000	04/15/2032	2.444%	1 Day SOFR	Annual	6,690,280	—	6,690,280
USD	50,000	02/15/2051	1.469%	1 Day SOFR	Annual	14,730,889	—	14,730,889

						$99,537,496	$—	$99,537,496

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Citibank, NA	USD	52,610	10/09/2029	1.125%	SIFMA*	Quarterly	$5,480,542	$—	$5,480,542

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(b)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at January 31, 2023.
(c)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At January 31, 2023, the aggregate market value of these securities amounted to $1,592,116,754 or 17.9% of net assets.

(d)	Defaulted.
(e)	Non-income producing security.
(f)	When-Issued or delayed delivery security.
(g)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Louisiana Public Facilities Authority (Louisiana Pellets, Inc.) Series 2013-B 10.50%, 07/01/2039	11/22/2013	$1,973,785	$28	0.00%
Louisiana Public Facilities Authority (Louisiana Pellets, Inc.) Series 2014-A 7.50%, 07/01/2023	07/31/2014	868,862	13	0.00%
Sanger Industrial Development Corp. (Texas Pellets, Inc.) Series 2012-B 8.00%, 07/01/2038	08/31/2012	2,180,000	545,000	0.01%

(h)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.20% of net assets as of January 31, 2023, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Mississippi Business Finance Corp. (Alden Group Renewable Energy Mississippi LLC) Series 2022 8.00%, 12/01/2029	12/13/2022	$14,285,627	$14,516,559	0.16%
Scranton-Lackawanna Health and Welfare Authority (Scranton Parking System Concession Project) Series 2016-D Zero Coupon, 01/01/2057	11/29/2017	6,634,896	3,483,300	0.04%

(i)	Defaulted matured security.
(j)	IO - Interest Only.

(k)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(l)	Fair valued by the Adviser.
(m)	Affiliated investments.
(n)	The rate shown represents the 7-day yield as of period end.
(o)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(p)

As of January 31, 2023, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $364,427,679 and gross unrealized depreciation of investments was $(653,630,126), resulting in net unrealized depreciation of $(289,202,447).

As of January 31, 2023, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 2.0% and 0.0%, respectively.

Glossary:

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

BAM – Build American Mutual

CCRC – Congregate Care Retirement Center

CMBS – Commercial Mortgage-Backed Securities

COP – Certificate of Participation

CPI – Consumer Price Index

ETM – Escrowed to Maturity

LIBOR – London Interbank Offered Rate

NATL – National Interstate Corporation

SD – School District

SOFR – Secured Overnight Financing Rate

UPMC – University of Pittsburgh Medical Center

AB Municipal Income Shares

January 31, 2023 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2023:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$8,629,396,301	$—	$8,629,396,301
U.S. Treasury Bills	—	293,289,999	—	293,289,999
Commercial Mortgage-Backed Securities	—	206,239,221	—	206,239,221
Corporates – Non-Investment Grade	—	—	1,934,052	1,934,052
Short-Term Investments	219,053,269	—	—	219,053,269
Liabilities:
Floating Rate Notes(a)	(584,085,000)	—	—	(584,085,000)

Total Investments in Securities	(365,031,731)	9,128,925,521	1,934,052	8,765,827,842
Other Financial Instruments(b):
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	167,683,773	—	167,683,773
Centrally Cleared Interest Rate Swaps	—	106,169,918	—	106,169,918
Interest Rate Swaps	—	5,480,542	—	5,480,542
Liabilities:
Centrally Cleared Inflation (CPI) Swaps	—	(23,994,980)	—	(23,994,980)
Centrally Cleared Interest Rate Swaps	—	(6,632,422)	—	(6,632,422)

Total	$(365,031,731)	$9,377,632,352	$1,934,052	$9,014,534,673

(a)	The Fund may hold liabilities in which the fair value approximates the carrying amount for financial statement purposes.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended January 31, 2023 is as follows:

Fund	Market Value 04/30/2022 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 01/31/2023 (000)	Dividend Income (000)
Government Money Market Portfolio	$122,400	$2,197,096	$2,100,443	$219,053	$3,191